UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23341
Name of Fund:
BlackRock Funds IV
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2024
Date of reporting period:
5/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

BlackRock Sustainable Advantage CoreAlpha Bond Fund
Institutional Shares | BIIIX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Advantage CoreAlpha Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.29%
How did the Fund perform last year?
  The bond market experienced volatility due to persistent inflation and shifting views regarding the time at which the U.S. Federal Reserve would begin to cut interest rates.
  Corporate bonds were the best performing segment of the U.S. investment-grade market, while U.S. Treasuries lagged.
What contributed to performance?
Asset allocation was the primary contributor, mainly due to holdings in securitized assets and an out-of-benchmark position in high yield bonds. Positioning in investment-grade corporates also contributed, led by overweights in the information technology, consumer non-cyclical, and consumer cyclical industries. Relative-value yield curve positioning in the non-U.S. developed markets helped results, as well. The Fund’s cash position had no material impact on performance.
What detracted from performance?
U.S. Treasury yield curve positioning detracted. The Fund’s allocation to the non-U.S. markets also detracted, primarily due to a global cross-market model that determined long and short positions in 10-year bonds in up to five major markets (the United States, Eurozone, United Kingdom, Canada and Australia). The Fund achieved this positioning through the use of futures. Security selection in mortgage-backed securities was an additional detractor, primarily due to positioning in 15-year conventional and 30-year GNMA securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 23, 2016 through May 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Inception
Institutional Shares	1.91%	(0.24)%	0.55%
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	0.54
Key Fund statistics
Net Assets	$48,415,481
Number of Portfolio Holdings	1,452
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	293%
The Fund commenced operations on August 23, 2016.
Performance shown prior to October 1, 2021, is that of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Systematic ESG Bond Fund. Prior to May 1, 2020, BlackRock Systematic ESG Bond Fund was known as BlackRock Impact Bond Fund. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Impact Bond Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments
Corporate Bonds	32.8%
U.S. Government Sponsored Agency Securities	27.4
U.S. Treasury Obligations	25.7
Non-Agency Mortgage-Backed Securities	9.1
Asset-Backed Securities	5.4
Foreign Agency Obligations	1.2
Municipal Bonds	0.5
Money Market Funds	0.3
TBA Sale Commitments	(2.4)
Credit quality allocation
Credit Rating(a)(b)	Percent of Total Investments
AAA/Aaa(c)	48.0%
AA/Aa	3.8
A	16.5
BBB/Baa	19.4
BB/Ba	6.1
B	2.1
CCC/Caa	0.3
N/R	3.8
(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)
The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

Material Fund changes
This is a summary of certain planned changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 7, 2024, the Board of Trustees of the Fund approved a proposal to liquidate the Fund.  Accordingly, effective on August 6, 2024, the Fund will no longer accept purchase orders and the Fund will be terminated on or about August 13, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Advantage CoreAlpha Bond Fund
Institutional Shares | BIIIX
Annual Shareholder Report — May 31, 2024
BIIIX-05/24-AR

BlackRock Sustainable Advantage CoreAlpha Bond Fund
Investor A Shares | BIAAX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Advantage CoreAlpha Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$54	0.54%
How did the Fund perform last year?
  The bond market experienced volatility due to persistent inflation and shifting views regarding the time at which the U.S. Federal Reserve would begin to cut interest rates.
  Corporate bonds were the best performing segment of the U.S. investment-grade market, while U.S. Treasuries lagged.
What contributed to performance?
Asset allocation was the primary contributor, mainly due to holdings in securitized assets and an out-of-benchmark position in high yield bonds. Positioning in investment-grade corporates also contributed, led by overweights in the information technology, consumer non-cyclical, and consumer cyclical industries. Relative-value yield curve positioning in the non-U.S. developed markets helped results, as well. The Fund’s cash position had no material impact on performance.
What detracted from performance?
U.S. Treasury yield curve positioning detracted. The Fund’s allocation to the non-U.S. markets also detracted, primarily due to a global cross-market model that determined long and short positions in 10-year bonds in up to five major markets (the United States, Eurozone, United Kingdom, Canada and Australia). The Fund achieved this positioning through the use of futures. Security selection in mortgage-backed securities was an additional detractor, primarily due to positioning in 15-year conventional and 30-year GNMA securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 23, 2016 through May 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Inception
Investor A Shares	1.66%	(0.46)%	0.31%
Investor A Shares (with sales charge)	(2.41)	(1.27)	(0.22)
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	0.54
Key Fund statistics
Net Assets	$48,415,481
Number of Portfolio Holdings	1,452
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	293%
The Fund commenced operations on August 23, 2016.
Performance shown prior to October 1, 2021, is that of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Systematic ESG Bond Fund. Prior to May 1, 2020, BlackRock Systematic ESG Bond Fund was known as BlackRock Impact Bond Fund. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Impact Bond Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments
Corporate Bonds	32.8%
U.S. Government Sponsored Agency Securities	27.4
U.S. Treasury Obligations	25.7
Non-Agency Mortgage-Backed Securities	9.1
Asset-Backed Securities	5.4
Foreign Agency Obligations	1.2
Municipal Bonds	0.5
Money Market Funds	0.3
TBA Sale Commitments	(2.4)
Credit quality allocation
Credit Rating(a)(b)	Percent of Total Investments
AAA/Aaa(c)	48.0%
AA/Aa	3.8
A	16.5
BBB/Baa	19.4
BB/Ba	6.1
B	2.1
CCC/Caa	0.3
N/R	3.8
(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)
The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

Material Fund changes
This is a summary of certain planned changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 7, 2024, the Board of Trustees of the Fund approved a proposal to liquidate the Fund.  Accordingly, effective on August 6, 2024, the Fund will no longer accept purchase orders and the Fund will be terminated on or about August 13, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Advantage CoreAlpha Bond Fund
Investor A Shares | BIAAX
Annual Shareholder Report — May 31, 2024
BIAAX-05/24-AR

BlackRock Sustainable Advantage CoreAlpha Bond Fund
Investor C Shares | BIACX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Advantage CoreAlpha Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$130	1.29%
How did the Fund perform last year?
  The bond market experienced volatility due to persistent inflation and shifting views regarding the time at which the U.S. Federal Reserve would begin to cut interest rates.
  Corporate bonds were the best performing segment of the U.S. investment-grade market, while U.S. Treasuries lagged.
What contributed to performance?
Asset allocation was the primary contributor, mainly due to holdings in securitized assets and an out-of-benchmark position in high yield bonds. Positioning in investment-grade corporates also contributed, led by overweights in the information technology, consumer non-cyclical, and consumer cyclical industries. Relative-value yield curve positioning in the non-U.S. developed markets helped results, as well. The Fund’s cash position had no material impact on performance.
What detracted from performance?
U.S. Treasury yield curve positioning detracted. The Fund’s allocation to the non-U.S. markets also detracted, primarily due to a global cross-market model that determined long and short positions in 10-year bonds in up to five major markets (the United States, Eurozone, United Kingdom, Canada and Australia). The Fund achieved this positioning through the use of futures. Security selection in mortgage-backed securities was an additional detractor, primarily due to positioning in 15-year conventional and 30-year GNMA securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 23, 2016 through May 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Inception
Investor C Shares	0.90%	(1.23)%	(0.46)%
Investor C Shares (with sales charge)	(0.08)	(1.23)	(0.46)
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	0.54
Key Fund statistics
Net Assets	$48,415,481
Number of Portfolio Holdings	1,452
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	293%
The Fund commenced operations on August 23, 2016.
Performance shown prior to October 1, 2021, is that of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Systematic ESG Bond Fund. Prior to May 1, 2020, BlackRock Systematic ESG Bond Fund was known as BlackRock Impact Bond Fund. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Impact Bond Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments
Corporate Bonds	32.8%
U.S. Government Sponsored Agency Securities	27.4
U.S. Treasury Obligations	25.7
Non-Agency Mortgage-Backed Securities	9.1
Asset-Backed Securities	5.4
Foreign Agency Obligations	1.2
Municipal Bonds	0.5
Money Market Funds	0.3
TBA Sale Commitments	(2.4)
Credit quality allocation
Credit Rating(a)(b)	Percent of Total Investments
AAA/Aaa(c)	48.0%
AA/Aa	3.8
A	16.5
BBB/Baa	19.4
BB/Ba	6.1
B	2.1
CCC/Caa	0.3
N/R	3.8
(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)
The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

Material Fund changes
This is a summary of certain planned changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 7, 2024, the Board of Trustees of the Fund approved a proposal to liquidate the Fund.  Accordingly, effective on August 6, 2024, the Fund will no longer accept purchase orders and the Fund will be terminated on or about August 13, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Advantage CoreAlpha Bond Fund
Investor C Shares | BIACX
Annual Shareholder Report — May 31, 2024
BIACX-05/24-AR

BlackRock Sustainable Advantage CoreAlpha Bond Fund
Class K Shares | BIAKX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Advantage CoreAlpha Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.24%
How did the Fund perform last year?
  The bond market experienced volatility due to persistent inflation and shifting views regarding the time at which the U.S. Federal Reserve would begin to cut interest rates.
  Corporate bonds were the best performing segment of the U.S. investment-grade market, while U.S. Treasuries lagged.
What contributed to performance?
Asset allocation was the primary contributor, mainly due to holdings in securitized assets and an out-of-benchmark position in high yield bonds. Positioning in investment-grade corporates also contributed, led by overweights in the information technology, consumer non-cyclical, and consumer cyclical industries. Relative-value yield curve positioning in the non-U.S. developed markets helped results, as well. The Fund’s cash position had no material impact on performance.
What detracted from performance?
U.S. Treasury yield curve positioning detracted. The Fund’s allocation to the non-U.S. markets also detracted, primarily due to a global cross-market model that determined long and short positions in 10-year bonds in up to five major markets (the United States, Eurozone, United Kingdom, Canada and Australia). The Fund achieved this positioning through the use of futures. Security selection in mortgage-backed securities was an additional detractor, primarily due to positioning in 15-year conventional and 30-year GNMA securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 23, 2016 through May 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Inception
Class K Shares	1.96%	(0.17)%	0.61%
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	0.54
Key Fund statistics
Net Assets	$48,415,481
Number of Portfolio Holdings	1,452
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	293%
The Fund commenced operations on August 23, 2016.
Performance shown prior to October 1, 2021, is that of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Systematic ESG Bond Fund. Prior to May 1, 2020, BlackRock Systematic ESG Bond Fund was known as BlackRock Impact Bond Fund. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Impact Bond Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments
Corporate Bonds	32.8%
U.S. Government Sponsored Agency Securities	27.4
U.S. Treasury Obligations	25.7
Non-Agency Mortgage-Backed Securities	9.1
Asset-Backed Securities	5.4
Foreign Agency Obligations	1.2
Municipal Bonds	0.5
Money Market Funds	0.3
TBA Sale Commitments	(2.4)
Credit quality allocation
Credit Rating(a)(b)	Percent of Total Investments
AAA/Aaa(c)	48.0%
AA/Aa	3.8
A	16.5
BBB/Baa	19.4
BB/Ba	6.1
B	2.1
CCC/Caa	0.3
N/R	3.8
(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)
The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

Material Fund changes
This is a summary of certain planned changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 7, 2024, the Board of Trustees of the Fund approved a proposal to liquidate the Fund.  Accordingly, effective on August 6, 2024, the Fund will no longer accept purchase orders and the Fund will be terminated on or about August 13, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Advantage CoreAlpha Bond Fund
Class K Shares | BIAKX
Annual Shareholder Report — May 31, 2024
BIAKX-05/24-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Advantage CoreAlpha Bond	$41,616	$41,616	$0	$44	$17,576	$18,200	$407	$218

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Advantage CoreAlpha Bond	$17,983	$18,462

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Provider that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith

May 31, 2024
2024 Annual Financial Statements

BlackRock Funds IV
• BlackRock Sustainable Advantage CoreAlpha Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Sustainable Advantage CoreAlpha Bond Fund
Derivative Financial Instruments

Schedule of Investments
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2023-A, Class 1A, 6.61%, 01/18/28	$100	$ 100,343
Series 2023-B, Class A, 6.82%, 09/15/28	100	101,257
Series 2023-B, Class B, 7.44%, 09/15/28	100	101,786
Series 2023-X1, Class A, 7.11%, 11/15/28	87	87,246
Series 2024-X1, Class D, 7.29%, 05/15/29	100	100,442
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(a)	82	81,889
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	10	9,668
Conn’s Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 01/16/29(a)	105	105,244
DT Auto Owner Trust, Series 2023-2A, Class C, 5.79%, 02/15/29(a)	142	141,469
Exeter Automobile Receivables Trust
Series 2021-4A, Class C, 1.46%, 10/15/27	81	80,382
Series 2022-2A, Class B, 3.65%, 10/15/26	76	75,888
Series 2022-2A, Class C, 3.85%, 07/17/28	300	296,500
Series 2023-5A, Class C, 6.85%, 01/16/29	50	50,974
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	23	22,820
Series 2021-3, Class B, 0.76%, 02/26/29	46	45,183
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 09/15/26	29	28,513
Series 2022-1, Class C, 2.56%, 04/17/28	300	296,133
Series 2022-4, Class B, 4.42%, 11/15/27	100	98,930
Series 2024-1, Class C, 5.45%, 03/15/30	30	29,842
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A4, 0.53%, 10/15/26	200	191,855
Westlake Automobile Receivables Trust(a)
Series 2022-3A, Class C, 6.44%, 12/15/27	160	160,816
Series 2023-2A, Class D, 7.01%, 11/15/28	175	177,343
Series 2023-3A, Class C, 6.02%, 09/15/28	200	200,349
Series 2023-4A, Class C, 6.64%, 11/15/28	60	60,800
Series 2024-1A, Class D, 6.02%, 10/15/29	80	79,922
Total Asset-Backed Securities — 5.6% (Cost: $2,722,192)		2,725,594
Corporate Bonds
Aerospace & Defense — 0.1%
Howmet Aerospace, Inc., 5.95%, 02/01/37	70	71,603
Automobiles — 0.4%
Carvana Co.(a)(b)
(12.00% PIK), 12.00%, 12/01/28	21	22,260
(13.00% PIK), 13.00%, 06/01/30	21	21,632
(14.00% PIK), 14.00%, 06/01/31	21	21,919
Cummins, Inc., 5.45%, 02/20/54	110	107,800
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	5	5,188
		178,799
Banks — 5.3%
Banco Bilbao Vizcaya Argentaria SA, (1-year CMT + 2.30%), 5.86%, 09/14/26(c)	200	199,845
Banco Santander SA
5.59%, 08/08/28	200	201,165
6.61%, 11/07/28	200	209,705
Bank of America Corp.(c)
(1-day SOFR + 1.05%), 2.55%, 02/04/28	10	9,297
(1-day SOFR + 2.04%), 4.95%, 07/22/28	45	44,484
Bank of Montreal
3.70%, 06/07/25	35	34,360
Security	Par (000)	Value
Banks (continued)
Bank of Montreal (continued)
2.65%, 03/08/27	$20	$ 18,708
Citigroup, Inc.
3.70%, 01/12/26	50	48,661
(1-day SOFR + 2.06%), 5.83%, 02/13/35(c)	60	59,383
Freedom Mortgage Corp.(a)
12.00%, 10/01/28	5	5,404
12.25%, 10/01/30	10	10,962
Goldman Sachs Group, Inc.
4.25%, 10/21/25	25	24,554
3.75%, 02/25/26	25	24,341
(1-day SOFR + 0.80%), 1.43%, 03/09/27(c)	100	93,011
(1-day SOFR + 1.55%), 5.85%, 04/25/35(c)	140	142,978
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	50	47,219
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	50	47,931
Intesa Sanpaolo SpA(a)
5.71%, 01/15/26	10	9,903
(1-year CMT + 2.60%), 4.20%, 06/01/32(c)	45	38,011
JPMorgan Chase & Co.(c)
(1-day SOFR + 1.31%), 5.01%, 01/23/30	35	34,536
(1-day SOFR + 1.81%), 6.25%, 10/23/34	25	26,381
(1-day SOFR + 1.85%), 5.35%, 06/01/34	70	69,440
(1-day SOFR + 1.99%), 4.85%, 07/25/28	60	59,218
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27	115	106,753
Morgan Stanley
5.00%, 11/24/25	50	49,607
3.97%, 07/22/38(c)	10	8,432
6.38%, 07/24/42	25	27,738
4.38%, 01/22/47	5	4,301
(1-day SOFR + 0.86%), 1.51%, 07/20/27(c)	65	59,835
(1-day SOFR + 1.87%), 5.25%, 04/21/34(c)	55	53,752
PNC Financial Services Group, Inc., (1-day SOFR + 1.34%), 5.30%, 01/21/28(c)	50	49,856
Royal Bank of Canada
2.25%, 11/01/24	18	17,755
5.20%, 08/01/28	30	30,133
Santander Holdings USA, Inc.(c)
(1-day SOFR + 1.25%), 2.49%, 01/06/28	160	146,692
(1-day SOFR + 2.36%), 6.50%, 03/09/29	160	163,127
(1-day SOFR + 2.70%), 6.57%, 06/12/29	160	163,658
Santander U.K. Group Holdings PLC, (1-day SOFR + 2.60%), 6.53%, 01/10/29(c)	200	205,280
UniCredit SpA, (5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(a)(c)	10	10,279
		2,556,695
Beverages — 1.3%
Coca-Cola Co.
3.00%, 03/05/51	365	245,962
2.50%, 03/15/51	90	54,292
2.75%, 06/01/60	40	24,013
Diageo Capital PLC, 2.13%, 04/29/32	350	282,241
		606,508
Biotechnology — 0.6%
Gilead Sciences, Inc., 5.55%, 10/15/53	180	178,623
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	170	103,986
		282,609
Broadline Retail(a) — 0.2%
Rakuten Group, Inc.
11.25%, 02/15/27	40	42,176
9.75%, 04/15/29	50	50,315
		92,491

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials — 1.2%
Builders FirstSource, Inc., 6.38%, 03/01/34(a)	$15	$ 14,705
Eco Material Technologies, Inc., 7.88%, 01/31/27(a)	20	19,999
Fortune Brands Innovations, Inc.
4.00%, 03/25/32	90	81,205
5.88%, 06/01/33	140	141,020
Owens Corning, 4.30%, 07/15/47	100	81,321
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	10	10,529
Trane Technologies Financing Ltd., 3.80%, 03/21/29	220	208,387
		557,166
Building Products — 0.4%
Allegion PLC, 3.50%, 10/01/29	5	4,579
Home Depot, Inc.
3.30%, 04/15/40	50	38,804
3.35%, 04/15/50	50	35,161
2.38%, 03/15/51	50	28,483
3.63%, 04/15/52	70	51,368
Lowe’s Cos., Inc., 3.75%, 04/01/32	22	19,897
		178,292
Capital Markets — 1.0%
Ares Capital Corp.
7.00%, 01/15/27	40	40,867
2.88%, 06/15/27	50	45,904
Barings BDC, Inc., 3.30%, 11/23/26	15	13,805
Blackstone Private Credit Fund, 4.70%, 03/24/25	15	14,839
FS KKR Capital Corp., 3.13%, 10/12/28	105	91,170
Golub Capital BDC, Inc., 6.00%, 07/15/29	180	176,286
Main Street Capital Corp., 6.95%, 03/01/29	20	20,361
Trane Technologies Financing Ltd., 4.50%, 03/21/49	120	101,835
		505,067
Chemicals — 0.2%
Chemours Co., 5.75%, 11/15/28(a)	19	17,389
Ecolab, Inc., 2.70%, 12/15/51	50	31,010
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	48	43,807
		92,206
Commercial Services & Supplies — 1.4%
APX Group, Inc., 5.75%, 07/15/29(a)	17	16,138
Automatic Data Processing, Inc., 1.70%, 05/15/28	400	354,965
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	20	20,729
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/30(a)	10	10,449
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)	14	13,744
Quanta Services, Inc.
2.90%, 10/01/30	110	95,941
2.35%, 01/15/32	125	101,086
3.05%, 10/01/41	45	31,728
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	21	20,413
Steelcase, Inc., 5.13%, 01/18/29	17	16,060
		681,253
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.30%, 02/26/54	25	24,526
Motorola Solutions, Inc.
2.30%, 11/15/30	160	133,244
2.75%, 05/24/31	100	84,243
		242,013
Security	Par (000)	Value
Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)	$15	$ 16,103
Quanta Services, Inc., 0.95%, 10/01/24	95	93,446
Tutor Perini Corp., 11.88%, 04/30/29(a)	17	18,151
		127,700
Consumer Finance — 0.1%
Automatic Data Processing, Inc., 1.25%, 09/01/30	50	40,121
OneMain Finance Corp., 6.63%, 01/15/28	8	7,947
		48,068
Containers & Packaging(a) — 0.1%
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27	21	21,396
9.25%, 04/15/27	4	3,984
		25,380
Diversified Consumer Services — 0.0%
Massachusetts Institute of Technology, 3.07%, 04/01/52	12	8,413
Diversified REITs — 1.1%
Crown Castle, Inc., 5.60%, 06/01/29	20	20,122
Digital Realty Trust LP
5.55%, 01/15/28	170	171,037
3.60%, 07/01/29	270	248,546
Iron Mountain, Inc.(a)
7.00%, 02/15/29	7	7,095
5.25%, 07/15/30	60	56,100
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26	22	19,972
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	25	25,004
		547,876
Diversified Telecommunication Services — 0.3%
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)	10	9,442
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	12	10,138
Frontier Communications Holdings LLC(a)
6.75%, 05/01/29	19	17,343
8.63%, 03/15/31	8	8,201
Koninklijke KPN NV, 8.38%, 10/01/30	50	57,410
Level 3 Financing, Inc.(a)
11.00%, 11/15/29	3	2,923
10.50%, 05/15/30	12	11,874
Motorola Solutions, Inc., 5.50%, 09/01/44	10	9,674
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	2	1,388
		128,393
Electric Utilities — 0.9%
Avangrid, Inc.
3.15%, 12/01/24	50	49,329
3.80%, 06/01/29	100	92,312
Connecticut Light and Power Co., 5.25%, 01/15/53	50	47,710
Eversource Energy, 3.45%, 01/15/50	50	34,139
Exelon Corp.
5.45%, 03/15/34	30	29,735
5.10%, 06/15/45	25	22,752
5.60%, 03/15/53	40	38,720
PECO Energy Co., 3.00%, 09/15/49	25	16,462
Public Service Electric and Gas Co., 3.00%, 03/01/51	120	78,224
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
San Diego Gas & Electric Co.
6.00%, 06/01/39	$25	$ 25,841
4.15%, 05/15/48	15	12,011
		447,235
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	27	23,317
Vontier Corp., 2.95%, 04/01/31	110	90,391
Xerox Holdings Corp.(a)
5.50%, 08/15/28	33	29,000
8.88%, 11/30/29	20	19,372
		162,080
Energy Equipment & Services(a) — 0.0%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29	18	19,000
Kodiak Gas Services LLC, 7.25%, 02/15/29	5	5,076
		24,076
Financial Services — 2.2%
American Express Co., (1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	40	39,093
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)	37	38,755
Burford Capital Global Finance LLC(a)
6.88%, 04/15/30	5	4,893
9.25%, 07/01/31	15	15,744
Capital One Financial Corp.(c)
(1-day SOFR + 2.37%), 5.27%, 05/10/33	30	28,884
(1-day SOFR + 2.60%), 5.82%, 02/01/34	100	98,648
(1-day SOFR + 3.07%), 7.62%, 10/30/31	220	240,613
Credit Acceptance Corp., 9.25%, 12/15/28(a)	25	26,393
Freedom Mortgage Holdings LLC(a)
9.25%, 02/01/29	15	15,151
9.13%, 05/15/31	10	9,954
GGAM Finance Ltd., 8.00%, 02/15/27(a)	20	20,579
goeasy Ltd.(a)
9.25%, 12/01/28	23	24,354
7.63%, 07/01/29	20	20,329
Invesco Finance PLC, 3.75%, 01/15/26	25	24,304
Mastercard, Inc.
3.95%, 02/26/48	25	20,339
3.65%, 06/01/49	10	7,654
3.85%, 03/26/50	20	15,808
2.95%, 03/15/51	75	49,816
Nationstar Mortgage Holdings, Inc.(a)
6.00%, 01/15/27	8	7,891
5.13%, 12/15/30	22	19,965
7.13%, 02/01/32	20	19,904
OneMain Finance Corp., 9.00%, 01/15/29	28	29,392
PennyMac Financial Services, Inc.(a)
7.88%, 12/15/29	8	8,191
7.13%, 11/15/30	10	9,871
StoneX Group, Inc., 7.88%, 03/01/31(a)	10	10,234
Synchrony Financial, 2.88%, 10/28/31	200	160,771
UniCredit SpA, (5-year USD ICE Swap + 3.70%), 5.86%, 06/19/32(a)(c)	30	29,378
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	23	21,597
Visa, Inc., 3.65%, 09/15/47	48	37,226
		1,055,731
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25	12	11,807
Security	Par (000)	Value
Gas Utilities (continued)
AmeriGas Partners LP/AmeriGas Finance Corp. (continued)
5.75%, 05/20/27	$57	$ 54,343
9.38%, 06/01/28(a)	20	20,503
		86,653
Ground Transportation — 0.1%
Canadian National Railway Co., 4.40%, 08/05/52	20	17,102
Ryder System, Inc., 5.65%, 03/01/28	10	10,113
		27,215
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)	20	20,350
DH Europe Finance II SARL, 3.40%, 11/15/49	15	10,802
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	10	10,063
		41,215
Health Care Providers & Services — 1.8%
Allina Health System, Series 2021, 2.90%, 11/15/51	10	6,389
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	4	2,624
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	7	4,410
Centene Corp., 2.45%, 07/15/28	30	26,452
DaVita, Inc., 4.63%, 06/01/30(a)	63	56,441
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	12	11,994
HCA, Inc.
5.25%, 06/15/26	5	4,971
3.63%, 03/15/32	20	17,476
5.60%, 04/01/34	25	24,784
3.50%, 07/15/51	10	6,673
4.63%, 03/15/52	110	88,669
5.90%, 06/01/53	20	19,387
6.10%, 04/01/64	30	29,314
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	5	5,320
IQVIA, Inc.
5.70%, 05/15/28	200	200,842
6.25%, 02/01/29	180	184,289
Kaiser Foundation Hospitals, Series 2021, 3.00%, 06/01/51	7	4,644
Star Parent, Inc., 9.00%, 10/01/30(a)	5	5,214
UnitedHealth Group, Inc.
4.45%, 12/15/48	45	38,292
5.05%, 04/15/53	100	92,227
3.13%, 05/15/60	50	31,546
WakeMed, Series A, 3.29%, 10/01/52	6	4,164
		866,122
Hotels, Restaurants & Leisure(a) — 0.2%
Churchill Downs, Inc., 6.75%, 05/01/31	12	11,939
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32	5	4,974
NCL Corp. Ltd., 5.88%, 03/15/26	8	7,866
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29	15	16,150
Viking Cruises Ltd.
7.00%, 02/15/29	8	8,014
9.13%, 07/15/31	27	29,086
		78,029
Household Durables — 0.5%
NVR, Inc., 3.00%, 05/15/30	150	131,659
PulteGroup, Inc.
5.00%, 01/15/27	60	59,466
6.38%, 05/15/33	70	73,304
		264,429
Industrial Conglomerates — 0.4%
3M Co., 2.38%, 08/26/29	90	78,281

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Industrial Conglomerates (continued)
Pentair Finance SARL
4.50%, 07/01/29	$70	$ 67,390
5.90%, 07/15/32	40	40,841
		186,512
Insurance — 1.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/31(a)	20	20,052
Allstate Corp., 3.85%, 08/10/49	50	37,661
Brown & Brown, Inc., 4.95%, 03/17/52	20	16,868
Enstar Group Ltd., 3.10%, 09/01/31	60	48,626
Fairfax Financial Holdings Ltd.(a)
6.00%, 12/07/33	90	90,590
6.35%, 03/22/54	10	10,053
Hartford Financial Services Group, Inc., 3.60%, 08/19/49	90	65,406
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	30	27,849
4.20%, 03/01/48	160	130,165
5.45%, 03/15/53	70	67,754
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	25	25,208
Progressive Corp., 3.70%, 03/15/52	90	67,266
Reinsurance Group of America, Inc., 5.75%, 09/15/34	90	89,517
Stewart Information Services Corp., 3.60%, 11/15/31	40	33,207
Willis North America, Inc., 5.90%, 03/05/54	70	68,239
		798,461
Interactive Media & Services — 0.1%
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)	64	63,700
Internet Software & Services — 0.0%
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	5	5,158
IT Services — 1.0%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33	330	338,738
CGI, Inc., 2.30%, 09/14/31	200	158,140
VT Topco, Inc., 8.50%, 08/15/30(a)	5	5,227
		502,105
Machinery — 0.1%
Snap-on, Inc., 4.10%, 03/01/48	15	12,246
Wabash National Corp., 4.50%, 10/15/28(a)	24	21,660
		33,906
Media — 0.6%
Cable One, Inc., 4.00%, 11/15/30(a)	40	29,846
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.13%, 05/01/27	4	3,823
5.38%, 06/01/29	5	4,479
6.38%, 09/01/29	4	3,744
7.38%, 03/01/31	22	21,286
Directv Financing LLC, 8.88%, 02/01/30(a)	11	10,598
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	30	28,170
FactSet Research Systems, Inc.
2.90%, 03/01/27	80	74,728
3.45%, 03/01/32	23	19,839
Nexstar Media, Inc.(a)
5.63%, 07/15/27	27	25,485
4.75%, 11/01/28	39	34,398
Paramount Global, 4.20%, 05/19/32	10	8,326
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)	4	3,715
Univision Communications, Inc., 8.00%, 08/15/28(a)	25	24,623
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)	10	8,541
		301,601
Security	Par (000)	Value
Metals & Mining — 0.5%
FMG Resources August 2006 Pty. Ltd., 5.88%, 04/15/30(a)	$29	$ 28,129
Mineral Resources Ltd.(a)
9.25%, 10/01/28	10	10,513
8.50%, 05/01/30	100	103,539
Reliance, Inc., 2.15%, 08/15/30	120	99,646
Taseko Mines Ltd., 8.25%, 05/01/30(a)	15	15,376
		257,203
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%, 04/01/29(a)	13	12,929
Oil, Gas & Consumable Fuels — 1.4%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	10	9,920
Cheniere Energy, Inc., 4.63%, 10/15/28	170	163,695
Civitas Resources, Inc.(a)
8.38%, 07/01/28	16	16,792
8.75%, 07/01/31	36	38,434
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	20	20,577
Hilcorp Energy I LP/Hilcorp Finance Co.(a)
6.00%, 04/15/30	8	7,720
8.38%, 11/01/33	20	21,394
New Fortress Energy, Inc.(a)
6.75%, 09/15/25	9	8,893
6.50%, 09/30/26	9	8,471
8.75%, 03/15/29	31	29,756
ONEOK, Inc.
4.45%, 09/01/49	40	31,607
7.15%, 01/15/51	40	44,248
Prairie Acquiror LP, 9.00%, 08/01/29(a)	10	10,277
Talos Production, Inc.(a)
9.00%, 02/01/29	15	15,736
9.38%, 02/01/31	15	15,875
Targa Resources Corp.
6.50%, 03/30/34	30	31,664
6.50%, 02/15/53	40	41,832
TotalEnergies Capital SA
5.49%, 04/05/54	40	39,538
5.64%, 04/05/64	10	9,956
Valaris Ltd., 8.38%, 04/30/30(a)	15	15,504
Venture Global LNG, Inc.(a)
8.13%, 06/01/28	5	5,110
9.50%, 02/01/29	28	30,367
8.38%, 06/01/31	5	5,156
9.88%, 02/01/32	28	30,024
Vermilion Energy, Inc., 6.88%, 05/01/30(a)	24	23,522
		676,068
Passenger Airlines — 0.0%
American Airlines, Inc., 8.50%, 05/15/29(a)	14	14,440
Personal Care Products — 0.3%
Unilever Capital Corp., 1.75%, 08/12/31	200	161,633
Pharmaceuticals — 2.2%
Bausch Health Americas, Inc., 9.25%, 04/01/26(a)	11	10,249
Bausch Health Cos., Inc.(a)
9.00%, 12/15/25	11	10,483
6.13%, 02/01/27	17	14,116
11.00%, 09/30/28	14	12,215
Cencora, Inc.
2.70%, 03/15/31	83	70,416
5.13%, 02/15/34	30	29,358
4.30%, 12/15/47	258	212,482
Cigna Group
4.38%, 10/15/28	40	38,659
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cigna Group (continued)
5.60%, 02/15/54	$40	$ 38,495
McKesson Corp., 5.10%, 07/15/33	210	209,067
Merck & Co., Inc.
3.60%, 09/15/42	50	39,301
5.00%, 05/17/53	40	37,401
Novartis Capital Corp.
2.20%, 08/14/30	190	163,460
2.75%, 08/14/50	15	9,653
Zoetis, Inc.
4.50%, 11/13/25	100	98,633
2.00%, 05/15/30	20	16,702
3.00%, 05/15/50	90	58,823
		1,069,513
Real Estate Management & Development — 0.4%
CBRE Services, Inc.
4.88%, 03/01/26	30	29,631
2.50%, 04/01/31	40	32,968
5.95%, 08/15/34	120	120,994
Howard Hughes Corp., 5.38%, 08/01/28(a)	11	10,416
		194,009
Semiconductors & Semiconductor Equipment — 1.8%
Broadcom, Inc., 3.75%, 02/15/51(a)	30	22,118
Intel Corp., 4.88%, 02/10/28	70	69,489
Lam Research Corp.
3.75%, 03/15/26	100	97,462
3.13%, 06/15/60	60	38,061
Micron Technology, Inc., 6.75%, 11/01/29	10	10,610
NCR Atleos Corp., 9.50%, 04/01/29(a)	20	21,577
NVIDIA Corp.
2.00%, 06/15/31	200	166,920
3.50%, 04/01/40	120	99,234
3.50%, 04/01/50	160	122,478
3.70%, 04/01/60	100	75,260
Texas Instruments, Inc.
1.75%, 05/04/30	23	19,262
3.65%, 08/16/32	40	36,407
2.70%, 09/15/51	40	24,976
4.10%, 08/16/52	65	53,053
5.15%, 02/08/54	10	9,541
		866,448
Software — 2.5%
Adobe, Inc., 2.15%, 02/01/27	420	391,007
Cloud Software Group, Inc.(a)
6.50%, 03/31/29	8	7,587
9.00%, 09/30/29	14	13,547
Dye & Durham Ltd., 8.63%, 04/15/29(a)	33	33,412
Electronic Arts, Inc., 2.95%, 02/15/51	20	12,836
Fiserv, Inc.
5.45%, 03/02/28	40	40,182
3.50%, 07/01/29	25	23,076
4.40%, 07/01/49	30	24,428
Intuit, Inc.
1.65%, 07/15/30	152	124,925
5.20%, 09/15/33	20	19,966
5.50%, 09/15/53	160	159,630
Microsoft Corp.
2.53%, 06/01/50	25	15,697
2.92%, 03/17/52	50	33,715
2.68%, 06/01/60	50	30,208
Security	Par (000)	Value
Software (continued)
MicroStrategy, Inc., 6.13%, 06/15/28(a)	$8	$ 7,648
Oracle Corp., 3.85%, 04/01/60	65	44,601
ServiceNow, Inc., 1.40%, 09/01/30	100	80,495
UKG, Inc., 6.88%, 02/01/31(a)	20	20,127
Workday, Inc., 3.80%, 04/01/32	120	107,830
		1,190,917
Specialty Retail — 0.2%
Bath & Body Works, Inc.
6.95%, 03/01/33	32	31,207
6.88%, 11/01/35	24	24,205
Foot Locker, Inc., 4.00%, 10/01/29(a)	12	9,940
Gap, Inc., 3.63%, 10/01/29(a)	14	12,115
Macy’s Retail Holdings LLC, 5.88%, 04/01/29(a)	11	10,592
		88,059
Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co., 6.10%, 04/01/26	30	30,003
IBM International Capital Pte. Ltd., 5.30%, 02/05/54	210	195,979
Seagate HDD Cayman
8.25%, 12/15/29(a)	7	7,488
9.63%, 12/01/32	17	19,257
		252,727
Total Corporate Bonds — 34.4% (Cost: $17,510,674)		16,658,706
Foreign Agency Obligations
Chile — 0.7%
Chile Government International Bond
2.55%, 07/27/33	200	160,875
3.50%, 01/31/34	200	172,375
		333,250
Mexico — 0.5%
Mexico Government International Bond
3.50%, 02/12/34	200	163,625
5.55%, 01/21/45	80	72,325
		235,950
Panama — 0.0%
Panama Government International Bond, 9.38%, 04/01/29	25	27,761
Total Foreign Agency Obligations — 1.2% (Cost: $624,535)		596,961
Municipal Bonds
California — 0.3%
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	35	23,855
California State University, Refunding RB, Series B, 2.72%, 11/01/52	20	13,169
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	25	27,310
State of California, GO, BAB, 7.30%, 10/01/39	50	57,511
		121,845
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114	15	13,104

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois — 0.0%
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	$10	$ 7,909
Michigan — 0.1%
University of Michigan, RB, Series B, Sustainability Bonds, 3.50%, 04/01/52	9	6,785
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	14	11,655
		18,440
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	10	11,340
New York — 0.0%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53	5	5,407
North Carolina — 0.1%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	20	13,882
Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	50	48,632
Texas — 0.0%
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	10	7,161
Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	20	12,431
Total Municipal Bonds — 0.6% (Cost: $341,636)		260,151
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(c) — 9.1%
Connecticut Avenue Securities Trust(a)
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 9.09%, 02/25/40	295	314,243
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 9.09%, 02/25/40	200	212,239
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 8.42%, 10/25/41	200	205,711
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 8.47%, 12/25/41	175	180,758
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 9.82%, 01/25/42	175	184,397
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 11.57%, 03/25/42	150	167,033
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 10.57%, 03/25/42	150	163,017
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 8.32%, 04/25/42	180	186,503
Series 2022-R07, Class 1M1, (30-day Avg SOFR + 2.95%), 8.27%, 06/25/42	267	276,111
Series 2023-R05, Class 1M1, (30-day Avg SOFR + 1.90%), 7.22%, 06/25/43	162	163,957
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 7.82%, 02/25/44	90	91,660
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 7.64%, 08/25/30	$108	$ 110,324
Series 2021-R02, Class 2M1, (30-day Avg SOFR + 0.90%), 6.22%, 11/25/41(a)	37	37,305
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 7.32%, 11/25/41(a)	125	126,094
Freddie Mac STACR REMIC Trust(a)
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.97%, 01/25/51	400	425,447
Series 2021-DNA3, Class M1, (30-day Avg SOFR + 0.75%), 6.07%, 10/25/33	12	12,422
Series 2021-DNA5, Class M2, (30-day Avg SOFR + 1.65%), 6.97%, 01/25/34	99	99,949
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 8.72%, 10/25/41	165	171,186
Series 2021-DNA6, Class M1, (30-day Avg SOFR + 0.80%), 6.12%, 10/25/41	87	86,552
Series 2021-DNA7, Class M1, (30-day Avg SOFR + 0.85%), 6.17%, 11/25/41	139	139,346
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 8.72%, 01/25/42	150	155,058
Series 2022-HQA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.42%, 03/25/42	176	177,842
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 10.57%, 03/25/42	115	124,479
Series 2022-HQA2, Class M2, (30-day Avg SOFR + 6.00%), 11.32%, 07/25/42	200	222,461
Series 2023-HQA1, Class M1B, (30-day Avg SOFR + 3.50%), 8.82%, 05/25/43	250	264,943
Series 2023-HQA3, Class M1, (30-day Avg SOFR + 1.85%), 7.17%, 11/25/43	91	91,549
		4,390,586
Commercial Mortgage-Backed Securities — 0.4%
BBCMS Mortgage Trust, Series 2023-C19, Class A5, 5.45%, 04/15/56	20	20,052
JPMDB Commercial Mortgage Securities Trust, Series 2020- COR7, Class A5, 2.18%, 05/13/53	200	158,219
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48	45	43,695
		221,966
Total Non-Agency Mortgage-Backed Securities — 9.5% (Cost: $4,638,318)		4,612,552
Preferred Securities
Capital Trust — 0.0%
Diversified Telecommunication Services — 0.0%
Vodafone Group PLC, 7.00%, 04/04/79(c)	10	10,303
Total Preferred Securities — 0.0% (Cost: $10,238)		10,303
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.6%
Fannie Mae, Series 2018-M4, Class A2, 3.06%, 03/25/28(c)	188	176,983
Freddie Mac Multifamily Structured Pass Through Certificates, Series KSG1, Class A2, 1.50%, 09/25/30	120	98,860
		275,843
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities — 28.2%
Freddie Mac Mortgage-Backed Securities
3.00%, 05/01/29 - 06/01/47	$200	$ 181,761
3.50%, 03/01/46 - 06/01/49	229	205,794
4.00%, 02/01/47 - 01/01/48	52	47,589
Ginnie Mae Mortgage-Backed Securities
3.00%, 05/20/45 - 11/20/51	881	764,353
3.50%, 06/20/45 - 09/20/48	565	510,626
4.00%, 03/20/46 - 12/20/52	256	237,658
2.50%, 12/20/46 - 06/15/54(d)	1,103	921,145
4.50%, 07/20/47 - 06/15/54(d)	587	555,482
2.00%, 10/20/51 - 06/15/54(d)	624	500,087
5.00%, 12/20/52 - 06/15/54(d)	1,125	1,091,853
5.50%, 03/20/53 - 06/15/54(d)	295	292,694
6.00%, 06/15/54(d)	175	176,071
6.50%, 06/15/54(d)	175	177,634
Uniform Mortgage-Backed Securities
3.00%, 03/01/30 - 06/15/54(d)	652	565,241
2.50%, 04/01/32 - 06/15/54(d)	1,858	1,540,983
4.00%, 05/01/33 - 06/15/54(d)	558	517,568
3.50%, 02/01/34 - 06/15/54(d)	432	388,237
2.00%, 12/01/35 - 06/15/54(d)	3,725	2,979,444
1.50%, 03/01/36 - 11/01/51	157	117,691
5.00%, 03/01/41 - 06/15/54(d)	603	585,849
4.50%, 02/01/48 - 06/15/54(d)	230	218,235
5.50%, 03/01/53 - 06/15/54(d)	449	442,609
6.00%, 12/01/53 - 06/15/54(d)	327	327,955
6.50%, 12/01/53 - 06/15/54(d)	307	311,774
		13,658,333
Total U.S. Government Sponsored Agency Securities — 28.8% (Cost: $15,567,392)		13,934,176
U.S. Treasury Obligations
U.S. Treasury Bonds
6.00%, 02/15/26	100	101,957
4.50%, 08/15/39 - 02/15/44	330	325,241
3.88%, 02/15/43	125	111,738
4.75%, 11/15/43 - 11/15/53	250	253,062
3.38%, 11/15/48	825	661,676
2.88%, 05/15/49	275	200,374
1.25%, 05/15/50	150	73,031
U.S. Treasury Notes
4.63%, 06/30/25	850	845,318
0.25%, 09/30/25	400	375,516
4.00%, 12/15/25 - 02/28/30	1,650	1,616,348
0.75%, 08/31/26	2,100	1,920,680
3.75%, 12/31/28	100	96,789
0.63%, 05/15/30	500	399,805
Total U.S. Treasury Obligations — 14.4% (Cost: $7,561,019)		6,981,535
Total Long-Term Investments — 94.5% (Cost: $48,976,004)		45,779,978

Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(e)(f)	175,466	$ 175,466

	Par (000)
U.S. Treasury Obligations — 12.5%
U.S. Treasury Bills(g)
5.38%, 08/22/24	$2,600	2,569,753
5.40%, 09/24/24	3,000	2,950,840
U.S. Treasury Bonds, 7.50%, 11/15/24	200	202,149
U.S. Treasury Notes
2.00%, 06/30/24	130	129,673
2.38%, 08/15/24	200	198,789
		6,051,204
Total Short-Term Securities — 12.9% (Cost: $6,230,646)		6,226,670
Total Investments Before TBA Sale Commitments — 107.4% (Cost: $55,206,650)		52,006,648
TBA Sale Commitments(d)
Mortgage-Backed Securities — (2.5)%
Uniform Mortgage-Backed Securities
4.50%, 06/15/54	(160)	(149,937)
5.00%, 06/15/54	(1,092)	(1,051,306)
Total TBA Sale Commitments — (2.5)% (Proceeds: $(1,201,243))		(1,201,243)
Total Investments, Net of TBA Sale Commitments — 104.9% (Cost: $54,005,407)		50,805,405
Liabilities in Excess of Other Assets — (4.9)%		(2,389,924)
Net Assets — 100.0%		$ 48,415,481

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Represents or includes a TBA transaction.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 1,258,114	$ —	$ (1,082,648)(a)	$ —	$ —	$ 175,466	175,466	$ 26,036	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	4	06/17/24	$ 300	$ (94)
10-Year Canadian Bond	4	09/18/24	349	(1,078)
10-Year U.S. Treasury Note	11	09/19/24	1,198	2,064
10-Year U.S. Ultra Long Treasury Note	3	09/19/24	337	(51)
U.S. Long Bond	24	09/19/24	2,795	(12,265)
2-Year U.S. Treasury Note	22	09/30/24	4,484	4,466
5-Year U.S. Treasury Note	38	09/30/24	4,026	3,930
				(3,028)
Short Contracts
Euro Bund	2	06/06/24	281	3,291
Euro OAT	2	06/06/24	271	6,808
Ultra U.S. Treasury Bond	4	09/19/24	491	2,901
Long Gilt	2	09/26/24	245	1,005
				14,005
				$ 10,977
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	20,000	USD	12,878	Bank of America N.A.	06/20/24	$ 436
AUD	30,000	USD	19,782	Bank of America N.A.	06/20/24	188
AUD	30,000	USD	19,616	Bank of America N.A.	06/20/24	354
AUD	30,000	USD	19,598	Bank of America N.A.	06/20/24	372
AUD	30,000	USD	19,568	Bank of America N.A.	06/20/24	402
AUD	40,000	USD	25,985	Bank of America N.A.	06/20/24	642
AUD	20,000	USD	13,199	Barclays Bank PLC	06/20/24	114
AUD	28,500	USD	18,617	Barclays Bank PLC	06/20/24	354
AUD	40,000	USD	26,231	BNP Paribas SA	06/20/24	395
AUD	40,000	USD	25,850	BNP Paribas SA	06/20/24	776
AUD	50,000	USD	32,745	BNP Paribas SA	06/20/24	538
AUD	60,000	USD	39,413	BNP Paribas SA	06/20/24	526
AUD	60,000	USD	39,233	BNP Paribas SA	06/20/24	706
AUD	20,000	USD	13,068	Citibank N.A.	06/20/24	245
AUD	20,000	USD	13,266	Deutsche Bank AG	06/20/24	47
AUD	30,000	USD	19,343	Deutsche Bank AG	06/20/24	626
AUD	30,000	USD	19,287	Deutsche Bank AG	06/20/24	683
AUD	20,000	USD	13,146	Goldman Sachs International	06/20/24	167
AUD	30,000	USD	19,835	Goldman Sachs International	06/20/24	135
AUD	30,000	USD	19,633	Goldman Sachs International	06/20/24	337
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	30,000	USD	19,504	Goldman Sachs International	06/20/24	$ 466
AUD	30,000	USD	19,458	Goldman Sachs International	06/20/24	511
AUD	70,000	USD	46,248	Goldman Sachs International	06/20/24	348
AUD	40,000	USD	25,718	HSBC Bank PLC	06/20/24	908
AUD	20,000	USD	13,308	Morgan Stanley & Co. International PLC	06/20/24	5
BRL	80,000	USD	15,099	Citibank N.A.	06/20/24	112
CAD	20,000	USD	14,632	Barclays Bank PLC	06/20/24	47
CAD	50,000	USD	36,268	Barclays Bank PLC	06/20/24	429
CAD	60,000	USD	44,024	Barclays Bank PLC	06/20/24	13
CAD	70,000	USD	50,795	Barclays Bank PLC	06/20/24	581
CAD	10,000	USD	7,284	Citibank N.A.	06/20/24	55
CAD	20,000	USD	14,666	Morgan Stanley & Co. International PLC	06/20/24	13
CHF	40,000	USD	44,269	Bank of America N.A.	06/20/24	140
CHF	20,000	USD	22,053	Barclays Bank PLC	06/20/24	151
CHF	10,000	USD	11,078	Citibank N.A.	06/20/24	25
CHF	10,000	USD	10,995	Goldman Sachs International	06/20/24	107
CHF	10,000	USD	10,963	Goldman Sachs International	06/20/24	139
CHF	50,000	USD	55,220	Goldman Sachs International	06/20/24	291
CHF	70,000	USD	77,080	Goldman Sachs International	06/20/24	636
CHF	10,000	USD	11,078	HSBC Bank PLC	06/20/24	24
CHF	20,000	USD	22,144	HSBC Bank PLC	06/20/24	61
CHF	30,000	USD	33,084	HSBC Bank PLC	06/20/24	223
CHF	10,000	USD	11,042	Morgan Stanley & Co. International PLC	06/20/24	60
CHF	10,000	USD	11,032	Morgan Stanley & Co. International PLC	06/20/24	70
CHF	40,000	USD	44,338	Morgan Stanley & Co. International PLC	06/20/24	71
COP	30,000,000	USD	7,535	Barclays Bank PLC	06/20/24	210
COP	50,000,000	USD	12,840	BNP Paribas SA	06/20/24	68
COP	20,000,000	USD	5,115	Citibank N.A.	06/20/24	48
COP	10,000,000	USD	2,537	Goldman Sachs International	06/20/24	44
COP	70,000,000	USD	17,885	Morgan Stanley & Co. International PLC	06/20/24	186
COP	430,000,000	USD	108,337	Morgan Stanley & Co. International PLC	06/20/24	2,667
CZK	400,000	USD	17,536	Barclays Bank PLC	06/20/24	45
CZK	400,000	USD	17,484	Barclays Bank PLC	06/20/24	97
CZK	300,000	USD	12,635	BNP Paribas SA	06/20/24	551
CZK	200,000	USD	8,746	Deutsche Bank AG	06/20/24	45
CZK	300,000	USD	13,051	Deutsche Bank AG	06/20/24	134
CZK	400,000	USD	17,179	Deutsche Bank AG	06/20/24	402
CZK	800,000	USD	33,836	Deutsche Bank AG	06/20/24	1,326
CZK	1,000,000	USD	42,279	Deutsche Bank AG	06/20/24	1,673
CZK	1,200,000	USD	50,535	Deutsche Bank AG	06/20/24	2,208
CZK	500,000	USD	21,419	Goldman Sachs International	06/20/24	557
CZK	600,000	USD	26,135	Goldman Sachs International	06/20/24	237
CZK	300,000	USD	12,643	JPMorgan Chase Bank N.A.	06/20/24	543
CZK	600,000	USD	25,588	JPMorgan Chase Bank N.A.	06/20/24	783
CZK	200,000	USD	8,446	Morgan Stanley & Co. International PLC	06/20/24	345
CZK	500,000	USD	20,993	Morgan Stanley & Co. International PLC	06/20/24	983
CZK	700,000	USD	29,968	Nomura International PLC	06/20/24	798
EUR	40,000	USD	43,191	Bank of America N.A.	06/20/24	240
EUR	10,000	USD	10,773	Barclays Bank PLC	06/20/24	85
EUR	20,000	USD	21,496	Barclays Bank PLC	06/20/24	220
EUR	20,000	USD	21,399	Barclays Bank PLC	06/20/24	316
EUR	20,000	USD	21,374	Barclays Bank PLC	06/20/24	342
EUR	30,000	USD	32,400	Barclays Bank PLC	06/20/24	174
EUR	30,000	USD	32,012	Barclays Bank PLC	06/20/24	562
EUR	40,000	USD	43,375	Barclays Bank PLC	06/20/24	57
EUR	40,000	USD	42,847	Barclays Bank PLC	06/20/24	584
EUR	40,000	USD	42,670	Barclays Bank PLC	06/20/24	761
EUR	50,000	USD	54,266	Barclays Bank PLC	06/20/24	23
EUR	60,000	USD	64,768	Barclays Bank PLC	06/20/24	379
EUR	100,000	USD	106,784	BNP Paribas SA	06/20/24	1,795
EUR	10,000	USD	10,759	Citibank N.A.	06/20/24	99
EUR	40,000	USD	43,051	Citibank N.A.	06/20/24	380

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	20,000	USD	21,715	Goldman Sachs International	06/20/24	$ 1
EUR	30,000	USD	32,429	Goldman Sachs International	06/20/24	144
EUR	30,000	USD	32,202	Goldman Sachs International	06/20/24	372
EUR	20,000	USD	21,644	Societe Generale	06/20/24	72
GBP	20,000	USD	25,114	Bank of America N.A.	06/20/24	373
GBP	10,000	USD	12,715	Barclays Bank PLC	06/20/24	29
GBP	20,000	USD	25,125	Citibank N.A.	06/20/24	362
GBP	20,000	USD	25,061	Citibank N.A.	06/20/24	426
GBP	20,000	USD	24,988	Citibank N.A.	06/20/24	499
GBP	20,000	USD	24,954	Citibank N.A.	06/20/24	533
GBP	30,000	USD	37,478	Deutsche Bank AG	06/20/24	753
GBP	50,000	USD	62,615	Deutsche Bank AG	06/20/24	1,102
GBP	20,000	USD	25,043	Goldman Sachs International	06/20/24	444
GBP	40,000	USD	50,412	Goldman Sachs International	06/20/24	562
GBP	10,000	USD	12,435	HSBC Bank PLC	06/20/24	308
GBP	20,000	USD	25,427	HSBC Bank PLC	06/20/24	60
GBP	20,000	USD	25,082	HSBC Bank PLC	06/20/24	406
HUF	1,000,000	USD	2,776	Deutsche Bank AG	06/20/24	7
HUF	1,000,000	USD	2,760	Deutsche Bank AG	06/20/24	22
HUF	3,000,000	USD	8,252	Deutsche Bank AG	06/20/24	96
HUF	4,000,000	USD	11,033	Deutsche Bank AG	06/20/24	98
HUF	3,000,000	USD	8,269	Goldman Sachs International	06/20/24	79
HUF	4,000,000	USD	11,021	Goldman Sachs International	06/20/24	110
HUF	2,000,000	USD	5,416	Nomura International PLC	06/20/24	150
HUF	7,000,000	USD	19,062	Societe Generale	06/20/24	417
INR	1,200,000	USD	14,370	Bank of America N.A.	06/20/24	6
INR	500,000	USD	5,982	Barclays Bank PLC	06/20/24	8
INR	600,000	USD	7,179	Deutsche Bank AG	06/20/24	9
INR	500,000	USD	5,979	Goldman Sachs International	06/20/24	11
KRW	20,000,000	USD	14,462	Barclays Bank PLC	06/20/24	12
MXN	200,000	USD	11,715	Barclays Bank PLC	06/20/24	43
MXN	400,000	USD	23,443	Barclays Bank PLC	06/20/24	73
MXN	200,000	USD	11,506	Citibank N.A.	06/20/24	252
MXN	300,000	USD	17,599	Citibank N.A.	06/20/24	39
MXN	400,000	USD	23,009	Deutsche Bank AG	06/20/24	507
MXN	100,000	USD	5,855	Goldman Sachs International	06/20/24	24
MXN	100,000	USD	5,861	Morgan Stanley & Co. International PLC	06/20/24	18
MXN	100,000	USD	5,818	Morgan Stanley & Co. International PLC	06/20/24	61
MXN	300,000	USD	17,387	Morgan Stanley & Co. International PLC	06/20/24	250
NOK	200,000	USD	18,310	Bank of America N.A.	06/20/24	752
NOK	100,000	USD	9,312	Deutsche Bank AG	06/20/24	219
NOK	200,000	USD	18,754	Deutsche Bank AG	06/20/24	308
NOK	300,000	USD	28,578	Deutsche Bank AG	06/20/24	15
NOK	300,000	USD	27,014	Deutsche Bank AG	06/20/24	1,579
NOK	100,000	USD	9,374	Goldman Sachs International	06/20/24	157
NOK	100,000	USD	9,304	Goldman Sachs International	06/20/24	227
NOK	300,000	USD	27,284	Goldman Sachs International	06/20/24	1,308
NOK	100,000	USD	9,333	Morgan Stanley & Co. International PLC	06/20/24	198
NOK	100,000	USD	9,507	Societe Generale	06/20/24	24
NZD	30,000	USD	18,092	Bank of America N.A.	06/20/24	349
NZD	50,000	USD	29,796	Bank of America N.A.	06/20/24	939
NZD	20,000	USD	12,029	Barclays Bank PLC	06/20/24	265
NZD	40,000	USD	24,404	Barclays Bank PLC	06/20/24	184
NZD	40,000	USD	24,374	Barclays Bank PLC	06/20/24	214
NZD	40,000	USD	24,149	Barclays Bank PLC	06/20/24	439
NZD	40,000	USD	24,146	Barclays Bank PLC	06/20/24	442
NZD	240,000	USD	143,100	Citibank N.A.	06/20/24	4,428
NZD	30,000	USD	18,089	Goldman Sachs International	06/20/24	353
NZD	40,000	USD	24,476	Goldman Sachs International	06/20/24	112
NZD	10,000	USD	5,937	HSBC Bank PLC	06/20/24	210
NZD	40,000	USD	24,389	Morgan Stanley & Co. International PLC	06/20/24	199
NZD	40,000	USD	23,866	Morgan Stanley & Co. International PLC	06/20/24	722
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	100,000	USD	24,815	BNP Paribas SA	06/20/24	$ 564
PLN	50,000	USD	12,321	Deutsche Bank AG	06/20/24	368
PLN	50,000	USD	12,264	Deutsche Bank AG	06/20/24	426
PLN	50,000	USD	12,674	Goldman Sachs International	06/20/24	16
PLN	110,000	USD	27,306	HSBC Bank PLC	06/20/24	612
PLN	50,000	USD	12,584	Societe Generale	06/20/24	106
SEK	200,000	USD	18,431	Barclays Bank PLC	06/20/24	589
SEK	100,000	USD	9,357	Deutsche Bank AG	06/20/24	153
SEK	400,000	USD	36,547	Deutsche Bank AG	06/20/24	1,491
SEK	300,000	USD	27,634	Goldman Sachs International	06/20/24	895
SEK	300,000	USD	27,547	Goldman Sachs International	06/20/24	982
SEK	200,000	USD	18,429	Morgan Stanley & Co. International PLC	06/20/24	590
SEK	400,000	USD	37,874	Morgan Stanley & Co. International PLC	06/20/24	164
SGD	10,000	USD	7,374	Barclays Bank PLC	06/20/24	32
SGD	20,000	USD	14,685	Goldman Sachs International	06/20/24	128
SGD	10,000	USD	7,365	JPMorgan Chase Bank N.A.	06/20/24	42
SGD	10,000	USD	7,360	Morgan Stanley & Co. International PLC	06/20/24	47
TWD	100,000	USD	3,075	Deutsche Bank AG	06/20/24	2
USD	13,316	AUD	20,000	Barclays Bank PLC	06/20/24	3
USD	26,674	AUD	40,000	BNP Paribas SA	06/20/24	48
USD	46,788	AUD	70,000	Deutsche Bank AG	06/20/24	192
USD	25,605	BRL	130,000	Bank of America N.A.	06/20/24	888
USD	7,972	BRL	40,000	Barclays Bank PLC	06/20/24	367
USD	11,628	BRL	60,000	Barclays Bank PLC	06/20/24	220
USD	17,618	BRL	90,000	BNP Paribas SA	06/20/24	506
USD	5,820	BRL	30,000	Goldman Sachs International	06/20/24	116
USD	5,958	BRL	30,000	Goldman Sachs International	06/20/24	254
USD	17,443	BRL	90,000	Goldman Sachs International	06/20/24	331
USD	17,821	BRL	90,000	Goldman Sachs International	06/20/24	709
USD	17,894	BRL	90,000	Goldman Sachs International	06/20/24	782
USD	21,292	BRL	110,000	Goldman Sachs International	06/20/24	378
USD	33,468	BRL	170,000	Goldman Sachs International	06/20/24	1,146
USD	1,940	BRL	10,000	Morgan Stanley & Co. International PLC	06/20/24	39
USD	5,870	BRL	30,000	Morgan Stanley & Co. International PLC	06/20/24	166
USD	25,270	BRL	130,000	Morgan Stanley & Co. International PLC	06/20/24	553
USD	5,910	BRL	30,000	Societe Generale	06/20/24	207
USD	22,067	CAD	30,000	Bank of America N.A.	06/20/24	48
USD	14,725	CAD	20,000	Citibank N.A.	06/20/24	46
USD	44,361	CAD	60,000	Deutsche Bank AG	06/20/24	324
USD	14,760	CAD	20,000	HSBC Bank PLC	06/20/24	81
USD	3,671	CAD	5,000	JPMorgan Chase Bank N.A.	06/20/24	1
USD	11,010	CAD	15,000	JPMorgan Chase Bank N.A.	06/20/24	1
USD	22,145	CAD	30,000	Morgan Stanley & Co. International PLC	06/20/24	127
USD	281,947	CAD	380,000	Morgan Stanley & Co. International PLC	06/20/24	3,048
USD	22,867	CHF	20,000	Deutsche Bank AG	06/20/24	663
USD	11,145	CHF	10,000	Goldman Sachs International	06/20/24	43
USD	22,428	CHF	20,000	Goldman Sachs International	06/20/24	224
USD	33,368	CHF	30,000	Goldman Sachs International	06/20/24	61
USD	55,798	CHF	50,000	Goldman Sachs International	06/20/24	287
USD	22,304	CHF	20,000	HSBC Bank PLC	06/20/24	100
USD	44,512	CHF	40,000	HSBC Bank PLC	06/20/24	103
USD	114,963	CHF	100,000	JPMorgan Chase Bank N.A.	06/20/24	3,941
USD	11,121	CHF	10,000	Morgan Stanley & Co. International PLC	06/20/24	19
USD	11,133	CHF	10,000	Morgan Stanley & Co. International PLC	06/20/24	30
USD	5,175	COP	20,000,000	Barclays Bank PLC	06/20/24	12
USD	28,402	COP	110,000,000	Goldman Sachs International	06/20/24	5
USD	13,140	COP	50,000,000	JPMorgan Chase Bank N.A.	06/20/24	232
USD	21,963	EUR	20,000	Barclays Bank PLC	06/20/24	248
USD	21,755	EUR	20,000	Citibank N.A.	06/20/24	40
USD	32,627	EUR	30,000	Citibank N.A.	06/20/24	53
USD	43,764	EUR	40,000	Deutsche Bank AG	06/20/24	332
USD	10,891	EUR	10,000	JPMorgan Chase Bank N.A.	06/20/24	34

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	120,248	EUR	110,000	Morgan Stanley & Co. International PLC	06/20/24	$ 812
USD	25,569	GBP	20,000	Bank of America N.A.	06/20/24	82
USD	64,101	GBP	50,000	Deutsche Bank AG	06/20/24	384
USD	25,608	GBP	20,000	Goldman Sachs International	06/20/24	121
USD	51,077	GBP	40,000	Goldman Sachs International	06/20/24	103
USD	11,537	HKD	90,000	HSBC Bank PLC	06/20/24	23
USD	13,964	HUF	5,000,000	Deutsche Bank AG	06/20/24	50
USD	33,881	HUF	12,000,000	Societe Generale	06/20/24	488
USD	5,401	IDR	86,998,888	Barclays Bank PLC	06/20/24	53
USD	6,155	IDR	100,000,000	Barclays Bank PLC	06/20/24	8
USD	22,283	IDR	360,000,000	Barclays Bank PLC	06/20/24	154
USD	14,302	IDR	230,000,000	Citibank N.A.	06/20/24	164
USD	21,537	IDR	350,000,000	Citibank N.A.	06/20/24	23
USD	19,679	IDR	320,000,000	Deutsche Bank AG	06/20/24	9
USD	31,400	IDR	510,000,000	Deutsche Bank AG	06/20/24	52
USD	6,158	IDR	100,178,406	Goldman Sachs International	06/20/24	1
USD	5,153	IDR	83,001,112	HSBC Bank PLC	06/20/24	51
USD	5,619	IDR	90,000,000	HSBC Bank PLC	06/20/24	87
USD	10,486	IDR	170,000,000	HSBC Bank PLC	06/20/24	37
USD	14,827	IDR	240,000,000	HSBC Bank PLC	06/20/24	74
USD	10,049	IDR	160,000,000	Morgan Stanley & Co. International PLC	06/20/24	215
USD	10,712	IDR	170,000,000	Morgan Stanley & Co. International PLC	06/20/24	263
USD	6,682	JPY	1,000,000	Barclays Bank PLC	06/20/24	308
USD	19,540	JPY	3,000,000	Barclays Bank PLC	06/20/24	418
USD	19,542	JPY	3,000,000	Barclays Bank PLC	06/20/24	419
USD	19,555	JPY	3,000,000	Barclays Bank PLC	06/20/24	432
USD	26,036	JPY	4,000,000	Barclays Bank PLC	06/20/24	539
USD	27,456	JPY	4,000,000	Barclays Bank PLC	06/20/24	1,960
USD	32,812	JPY	5,000,000	Barclays Bank PLC	06/20/24	942
USD	6,475	JPY	1,000,000	Citibank N.A.	06/20/24	100
USD	6,538	JPY	1,000,000	Deutsche Bank AG	06/20/24	164
USD	6,823	JPY	1,000,000	Deutsche Bank AG	06/20/24	448
USD	6,466	JPY	1,000,000	Goldman Sachs International	06/20/24	92
USD	12,771	JPY	2,000,000	Goldman Sachs International	06/20/24	22
USD	12,802	JPY	2,000,000	Goldman Sachs International	06/20/24	54
USD	13,390	JPY	2,000,000	Goldman Sachs International	06/20/24	642
USD	31,964	JPY	5,000,000	Goldman Sachs International	06/20/24	93
USD	19,308	JPY	3,000,000	HSBC Bank PLC	06/20/24	186
USD	6,429	JPY	1,000,000	Morgan Stanley & Co. International PLC	06/20/24	54
USD	40,373	JPY	6,000,000	Morgan Stanley & Co. International PLC	06/20/24	2,128
USD	3,568	KRW	4,800,598	Barclays Bank PLC	06/20/24	93
USD	11,021	KRW	15,000,000	Barclays Bank PLC	06/20/24	165
USD	14,869	KRW	20,000,000	Barclays Bank PLC	06/20/24	395
USD	18,592	KRW	25,000,000	Barclays Bank PLC	06/20/24	499
USD	19,189	KRW	25,000,000	Barclays Bank PLC	06/20/24	1,096
USD	27,533	KRW	36,991,740	Citibank N.A.	06/20/24	761
USD	18,883	KRW	25,000,000	Deutsche Bank AG	06/20/24	789
USD	2,239	KRW	3,008,260	Goldman Sachs International	06/20/24	62
USD	3,639	KRW	5,000,000	Goldman Sachs International	06/20/24	21
USD	7,497	KRW	10,000,000	Goldman Sachs International	06/20/24	260
USD	7,669	KRW	10,000,000	Goldman Sachs International	06/20/24	432
USD	18,505	KRW	25,000,000	JPMorgan Chase Bank N.A.	06/20/24	412
USD	29,880	KRW	40,199,402	JPMorgan Chase Bank N.A.	06/20/24	787
USD	55,581	KRW	75,000,000	JPMorgan Chase Bank N.A.	06/20/24	1,301
USD	7,385	KRW	10,000,000	Morgan Stanley & Co. International PLC	06/20/24	148
USD	5,921	MXN	100,000	Barclays Bank PLC	06/20/24	42
USD	5,962	MXN	100,000	Barclays Bank PLC	06/20/24	83
USD	6,006	MXN	100,000	Barclays Bank PLC	06/20/24	127
USD	18,093	MXN	300,000	Barclays Bank PLC	06/20/24	456
USD	11,991	MXN	200,000	Deutsche Bank AG	06/20/24	233
USD	12,036	MXN	200,000	Deutsche Bank AG	06/20/24	277
USD	23,587	MXN	400,000	Deutsche Bank AG	06/20/24	70
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,817	MXN	600,000	Deutsche Bank AG	06/20/24	$ 543
USD	11,809	MXN	200,000	HSBC Bank PLC	06/20/24	51
USD	11,869	MXN	200,000	Morgan Stanley & Co. International PLC	06/20/24	111
USD	11,944	MXN	200,000	Morgan Stanley & Co. International PLC	06/20/24	185
USD	30,787	NZD	50,000	Deutsche Bank AG	06/20/24	52
USD	166,521	NZD	270,000	Deutsche Bank AG	06/20/24	551
USD	164,156	PHP	9,100,000	Bank of America N.A.	06/20/24	8,677
USD	13,900	PHP	800,000	Goldman Sachs International	06/20/24	232
USD	15,710	PHP	900,000	JPMorgan Chase Bank N.A.	06/20/24	333
USD	5,315	PHP	300,000	Morgan Stanley & Co. International PLC	06/20/24	190
USD	12,757	PLN	50,000	Bank of America N.A.	06/20/24	67
USD	50,964	PLN	200,000	Morgan Stanley & Co. International PLC	06/20/24	204
USD	9,516	SEK	100,000	Deutsche Bank AG	06/20/24	6
USD	36,747	SEK	380,000	Morgan Stanley & Co. International PLC	06/20/24	611
USD	29,779	SGD	40,000	Barclays Bank PLC	06/20/24	153
USD	37,157	SGD	50,000	Barclays Bank PLC	06/20/24	125
USD	44,685	SGD	60,000	Goldman Sachs International	06/20/24	246
USD	52,548	SGD	70,000	Societe Generale	06/20/24	702
USD	16,442	THB	600,000	Barclays Bank PLC	06/20/24	113
USD	24,775	THB	900,000	Barclays Bank PLC	06/20/24	282
USD	5,553	THB	200,000	Goldman Sachs International	06/20/24	110
USD	9,026	THB	320,000	Goldman Sachs International	06/20/24	318
USD	22,067	THB	780,000	Goldman Sachs International	06/20/24	840
USD	35,427	THB	1,300,000	HSBC Bank PLC	06/20/24	48
USD	56,820	THB	2,000,000	HSBC Bank PLC	06/20/24	2,391
USD	21,813	THB	800,000	Morgan Stanley & Co. International PLC	06/20/24	42
USD	6,258	TWD	200,000	Bank of America N.A.	06/20/24	104
USD	12,513	TWD	400,000	Goldman Sachs International	06/20/24	205
USD	41,672	TWD	1,300,000	Goldman Sachs International	06/20/24	1,672
USD	26,737	ZAR	500,000	Barclays Bank PLC	06/20/24	154
USD	16,264	ZAR	300,000	Deutsche Bank AG	06/20/24	315
USD	21,822	ZAR	400,000	Goldman Sachs International	06/20/24	556
ZAR	300,000	USD	15,888	Barclays Bank PLC	06/20/24	61
ZAR	500,000	USD	25,907	Barclays Bank PLC	06/20/24	675
ZAR	100,000	USD	5,311	Goldman Sachs International	06/20/24	5
ZAR	200,000	USD	10,598	Goldman Sachs International	06/20/24	35
ZAR	200,000	USD	10,461	Goldman Sachs International	06/20/24	172
ZAR	200,000	USD	10,624	Morgan Stanley & Co. International PLC	06/20/24	9
ZAR	200,000	USD	10,614	Morgan Stanley & Co. International PLC	06/20/24	19
ZAR	200,000	USD	10,489	Morgan Stanley & Co. International PLC	06/20/24	144
CLP	8,000,000	USD	8,692	Bank of America N.A.	06/21/24	20
CLP	7,000,000	USD	7,609	Citibank N.A.	06/21/24	13
CLP	19,895,344	USD	20,961	Citibank N.A.	06/21/24	704
CLP	50,000,000	USD	51,523	Citibank N.A.	06/21/24	2,925
CLP	20,000,000	USD	21,315	Deutsche Bank AG	06/21/24	464
CLP	29,000,000	USD	30,594	Deutsche Bank AG	06/21/24	986
CLP	1,104,656	USD	1,162	Goldman Sachs International	06/21/24	41
CLP	4,000,000	USD	4,101	Goldman Sachs International	06/21/24	254
CLP	8,000,000	USD	8,350	Goldman Sachs International	06/21/24	361
CLP	23,000,000	USD	24,319	Morgan Stanley & Co. International PLC	06/21/24	727
USD	21,977	CLP	20,000,000	Barclays Bank PLC	06/21/24	198
USD	19,749	CLP	18,000,000	BNP Paribas SA	06/21/24	148
USD	15,710	CLP	14,000,000	Morgan Stanley & Co. International PLC	06/21/24	464
						129,470
AUD	30,000	USD	19,984	BNP Paribas SA	06/20/24	(14)
BRL	80,000	USD	15,591	BNP Paribas SA	06/20/24	(381)
BRL	170,000	USD	33,472	Citibank N.A.	06/20/24	(1,150)
BRL	30,000	USD	5,901	Goldman Sachs International	06/20/24	(197)
BRL	30,000	USD	5,814	Goldman Sachs International	06/20/24	(110)
BRL	40,000	USD	7,663	Goldman Sachs International	06/20/24	(58)
BRL	50,000	USD	9,655	Goldman Sachs International	06/20/24	(148)

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	60,000	USD	11,666	Goldman Sachs International	06/20/24	$ (258)
BRL	60,000	USD	11,600	Goldman Sachs International	06/20/24	(193)
BRL	90,000	USD	17,454	Goldman Sachs International	06/20/24	(343)
BRL	90,000	USD	17,376	Goldman Sachs International	06/20/24	(265)
BRL	60,000	USD	11,616	Morgan Stanley & Co. International PLC	06/20/24	(208)
BRL	810,000	USD	161,699	Morgan Stanley & Co. International PLC	06/20/24	(7,694)
BRL	40,000	USD	7,725	Societe Generale	06/20/24	(120)
CAD	70,000	USD	51,653	Bank of America N.A.	06/20/24	(276)
CAD	30,000	USD	22,239	Barclays Bank PLC	06/20/24	(221)
CAD	80,000	USD	59,002	Barclays Bank PLC	06/20/24	(286)
CAD	100,000	USD	73,850	Barclays Bank PLC	06/20/24	(455)
CAD	10,000	USD	7,425	Goldman Sachs International	06/20/24	(85)
CAD	30,000	USD	22,272	Goldman Sachs International	06/20/24	(253)
CAD	80,000	USD	59,087	Goldman Sachs International	06/20/24	(371)
CAD	20,000	USD	14,747	HSBC Bank PLC	06/20/24	(68)
CAD	30,000	USD	22,204	HSBC Bank PLC	06/20/24	(185)
CAD	10,000	USD	7,429	Morgan Stanley & Co. International PLC	06/20/24	(89)
CHF	10,000	USD	11,334	Bank of America N.A.	06/20/24	(232)
CHF	30,000	USD	34,599	HSBC Bank PLC	06/20/24	(1,292)
CHF	70,000	USD	79,587	HSBC Bank PLC	06/20/24	(1,871)
CHF	10,000	USD	11,203	Morgan Stanley & Co. International PLC	06/20/24	(101)
CHF	30,000	USD	34,352	Morgan Stanley & Co. International PLC	06/20/24	(1,045)
COP	10,000,000	USD	2,603	Goldman Sachs International	06/20/24	(22)
EUR	20,000	USD	21,913	Barclays Bank PLC	06/20/24	(197)
EUR	30,000	USD	32,659	Barclays Bank PLC	06/20/24	(85)
EUR	50,000	USD	54,343	BNP Paribas SA	06/20/24	(54)
EUR	10,000	USD	10,977	Goldman Sachs International	06/20/24	(119)
EUR	20,000	USD	21,778	Goldman Sachs International	06/20/24	(62)
EUR	10,000	USD	10,886	Morgan Stanley & Co. International PLC	06/20/24	(28)
EUR	30,000	USD	32,633	Morgan Stanley & Co. International PLC	06/20/24	(60)
EUR	115,000	USD	126,108	Societe Generale	06/20/24	(1,242)
GBP	20,000	USD	25,592	Citibank N.A.	06/20/24	(105)
GBP	30,000	USD	38,273	Goldman Sachs International	06/20/24	(42)
HUF	4,000,000	USD	11,258	Barclays Bank PLC	06/20/24	(128)
HUF	5,000,000	USD	14,063	Barclays Bank PLC	06/20/24	(149)
HUF	6,000,000	USD	16,710	Barclays Bank PLC	06/20/24	(14)
IDR	480,000,000	USD	29,880	Barclays Bank PLC	06/20/24	(376)
IDR	150,000,000	USD	9,662	BNP Paribas SA	06/20/24	(441)
IDR	180,000,000	USD	11,319	BNP Paribas SA	06/20/24	(255)
IDR	210,000,000	USD	13,031	BNP Paribas SA	06/20/24	(123)
IDR	220,000,000	USD	13,823	Deutsche Bank AG	06/20/24	(300)
IDR	320,000,000	USD	19,728	Deutsche Bank AG	06/20/24	(58)
IDR	80,000,000	USD	5,002	Goldman Sachs International	06/20/24	(85)
IDR	180,000,000	USD	11,189	Goldman Sachs International	06/20/24	(125)
IDR	270,000,000	USD	16,796	Goldman Sachs International	06/20/24	(200)
IDR	330,000,000	USD	20,586	HSBC Bank PLC	06/20/24	(302)
IDR	380,000,000	USD	23,654	HSBC Bank PLC	06/20/24	(296)
IDR	170,000,000	USD	10,936	Morgan Stanley & Co. International PLC	06/20/24	(486)
IDR	450,000,000	USD	28,995	Morgan Stanley & Co. International PLC	06/20/24	(1,334)
INR	2,200,000	USD	26,374	Barclays Bank PLC	06/20/24	(17)
INR	400,000	USD	4,795	Citibank N.A.	06/20/24	(3)
INR	3,800,000	USD	45,779	Goldman Sachs International	06/20/24	(254)
JPY	1,000,000	USD	6,664	Bank of America N.A.	06/20/24	(290)
JPY	2,000,000	USD	13,840	Barclays Bank PLC	06/20/24	(1,092)
JPY	2,000,000	USD	13,341	Barclays Bank PLC	06/20/24	(593)
JPY	7,000,000	USD	46,747	Barclays Bank PLC	06/20/24	(2,128)
JPY	2,000,000	USD	13,312	Citibank N.A.	06/20/24	(563)
JPY	3,000,000	USD	19,990	Citibank N.A.	06/20/24	(867)
JPY	3,000,000	USD	19,962	Citibank N.A.	06/20/24	(840)
JPY	4,000,000	USD	26,772	Citibank N.A.	06/20/24	(1,276)
JPY	2,000,000	USD	12,852	Goldman Sachs International	06/20/24	(103)
JPY	7,000,000	USD	48,320	HSBC Bank PLC	06/20/24	(3,701)
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,000,000	USD	12,992	JPMorgan Chase Bank N.A.	06/20/24	$ (244)
JPY	2,000,000	USD	12,910	JPMorgan Chase Bank N.A.	06/20/24	(161)
JPY	2,000,000	USD	12,970	Morgan Stanley & Co. International PLC	06/20/24	(222)
KRW	3,658,017	USD	2,660	Barclays Bank PLC	06/20/24	(13)
KRW	20,000,000	USD	14,567	Barclays Bank PLC	06/20/24	(92)
KRW	30,000,000	USD	22,102	Barclays Bank PLC	06/20/24	(390)
KRW	30,000,000	USD	21,925	Deutsche Bank AG	06/20/24	(213)
KRW	355,000,000	USD	271,795	Deutsche Bank AG	06/20/24	(14,870)
KRW	15,000,000	USD	10,910	JPMorgan Chase Bank N.A.	06/20/24	(54)
KRW	20,000,000	USD	14,993	JPMorgan Chase Bank N.A.	06/20/24	(518)
KRW	30,000,000	USD	22,090	JPMorgan Chase Bank N.A.	06/20/24	(378)
KRW	41,341,983	USD	30,060	JPMorgan Chase Bank N.A.	06/20/24	(140)
KRW	50,000,000	USD	36,848	JPMorgan Chase Bank N.A.	06/20/24	(662)
KRW	55,000,000	USD	39,950	JPMorgan Chase Bank N.A.	06/20/24	(145)
MXN	400,000	USD	23,807	Barclays Bank PLC	06/20/24	(290)
MXN	400,000	USD	23,792	Barclays Bank PLC	06/20/24	(276)
MXN	100,000	USD	5,881	Morgan Stanley & Co. International PLC	06/20/24	(2)
MXN	200,000	USD	11,835	Morgan Stanley & Co. International PLC	06/20/24	(77)
NOK	400,000	USD	38,260	Morgan Stanley & Co. International PLC	06/20/24	(136)
PHP	500,000	USD	8,761	Bank of America N.A.	06/20/24	(218)
PHP	800,000	USD	14,449	Barclays Bank PLC	06/20/24	(781)
PHP	400,000	USD	7,076	Goldman Sachs International	06/20/24	(242)
PHP	900,000	USD	15,456	Goldman Sachs International	06/20/24	(79)
PHP	1,400,000	USD	24,014	Goldman Sachs International	06/20/24	(94)
PHP	400,000	USD	6,927	JPMorgan Chase Bank N.A.	06/20/24	(93)
PHP	900,000	USD	15,519	JPMorgan Chase Bank N.A.	06/20/24	(142)
PHP	300,000	USD	5,303	Morgan Stanley & Co. International PLC	06/20/24	(177)
PHP	300,000	USD	5,204	Morgan Stanley & Co. International PLC	06/20/24	(79)
PHP	600,000	USD	10,409	Morgan Stanley & Co. International PLC	06/20/24	(158)
PLN	50,000	USD	12,750	Deutsche Bank AG	06/20/24	(60)
PLN	100,000	USD	25,513	Deutsche Bank AG	06/20/24	(133)
PLN	50,000	USD	12,713	Goldman Sachs International	06/20/24	(23)
PLN	100,000	USD	25,505	Societe Generale	06/20/24	(126)
SEK	1,900,000	USD	186,070	Barclays Bank PLC	06/20/24	(5,387)
SEK	300,000	USD	29,511	Deutsche Bank AG	06/20/24	(982)
SEK	200,000	USD	19,427	Goldman Sachs International	06/20/24	(407)
SGD	10,000	USD	7,513	Barclays Bank PLC	06/20/24	(106)
SGD	10,000	USD	7,428	Barclays Bank PLC	06/20/24	(22)
SGD	20,000	USD	14,974	Barclays Bank PLC	06/20/24	(161)
SGD	20,000	USD	14,938	Barclays Bank PLC	06/20/24	(125)
SGD	40,000	USD	30,213	Barclays Bank PLC	06/20/24	(587)
SGD	40,000	USD	29,687	Barclays Bank PLC	06/20/24	(61)
SGD	50,000	USD	37,373	Barclays Bank PLC	06/20/24	(341)
SGD	310,000	USD	233,909	Citibank N.A.	06/20/24	(4,308)
SGD	40,000	USD	29,695	Deutsche Bank AG	06/20/24	(69)
SGD	10,000	USD	7,469	JPMorgan Chase Bank N.A.	06/20/24	(62)
THB	600,000	USD	16,540	Barclays Bank PLC	06/20/24	(211)
THB	1,100,000	USD	30,157	Barclays Bank PLC	06/20/24	(221)
THB	1,100,000	USD	30,064	Barclays Bank PLC	06/20/24	(128)
THB	400,000	USD	10,987	Goldman Sachs International	06/20/24	(101)
THB	200,000	USD	5,467	Morgan Stanley & Co. International PLC	06/20/24	(25)
THB	400,000	USD	11,105	Morgan Stanley & Co. International PLC	06/20/24	(219)
THB	700,000	USD	19,123	Morgan Stanley & Co. International PLC	06/20/24	(73)
THB	800,000	USD	22,097	Morgan Stanley & Co. International PLC	06/20/24	(325)
THB	800,000	USD	22,024	Morgan Stanley & Co. International PLC	06/20/24	(252)
TWD	400,000	USD	12,411	Bank of America N.A.	06/20/24	(103)
TWD	300,000	USD	9,403	Citibank N.A.	06/20/24	(172)
TWD	100,000	USD	3,212	Deutsche Bank AG	06/20/24	(135)
TWD	300,000	USD	9,490	Deutsche Bank AG	06/20/24	(259)
TWD	400,000	USD	12,538	Deutsche Bank AG	06/20/24	(231)
TWD	400,000	USD	12,353	Deutsche Bank AG	06/20/24	(46)
TWD	500,000	USD	15,548	Deutsche Bank AG	06/20/24	(164)

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	300,000	USD	9,379	HSBC Bank PLC	06/20/24	$ (148)
TWD	200,000	USD	6,314	JPMorgan Chase Bank N.A.	06/20/24	(160)
USD	13,222	AUD	20,000	Barclays Bank PLC	06/20/24	(91)
USD	25,478	AUD	38,500	BNP Paribas SA	06/20/24	(150)
USD	26,421	AUD	40,000	BNP Paribas SA	06/20/24	(206)
USD	33,076	AUD	50,000	BNP Paribas SA	06/20/24	(207)
USD	143,550	AUD	220,000	Citibank N.A.	06/20/24	(2,895)
USD	6,520	AUD	10,000	Deutsche Bank AG	06/20/24	(137)
USD	13,249	AUD	20,000	Goldman Sachs International	06/20/24	(64)
USD	26,343	AUD	40,000	Goldman Sachs International	06/20/24	(283)
USD	26,527	AUD	40,000	JPMorgan Chase Bank N.A.	06/20/24	(99)
USD	6,458	AUD	10,000	Morgan Stanley & Co. International PLC	06/20/24	(199)
USD	6,522	AUD	10,000	Morgan Stanley & Co. International PLC	06/20/24	(134)
USD	218,408	AUD	330,000	Morgan Stanley & Co. International PLC	06/20/24	(1,260)
USD	51,374	CAD	70,000	Bank of America N.A.	06/20/24	(3)
USD	7,318	CAD	10,000	Barclays Bank PLC	06/20/24	(21)
USD	14,546	CAD	20,000	Barclays Bank PLC	06/20/24	(133)
USD	21,837	CAD	30,000	Barclays Bank PLC	06/20/24	(181)
USD	29,179	CAD	40,000	Barclays Bank PLC	06/20/24	(178)
USD	36,568	CAD	50,000	Barclays Bank PLC	06/20/24	(129)
USD	43,940	CAD	60,000	Barclays Bank PLC	06/20/24	(97)
USD	51,328	CAD	70,000	Barclays Bank PLC	06/20/24	(48)
USD	58,512	CAD	80,000	Barclays Bank PLC	06/20/24	(203)
USD	21,953	CAD	30,000	BNP Paribas SA	06/20/24	(66)
USD	7,312	CAD	10,000	Deutsche Bank AG	06/20/24	(27)
USD	14,669	CAD	20,000	Goldman Sachs International	06/20/24	(10)
USD	21,948	CAD	30,000	Goldman Sachs International	06/20/24	(70)
USD	14,588	CAD	20,000	HSBC Bank PLC	06/20/24	(91)
USD	29,165	CAD	40,000	HSBC Bank PLC	06/20/24	(192)
USD	22,008	CAD	30,000	JPMorgan Chase Bank N.A.	06/20/24	(10)
USD	29,251	CAD	40,000	Royal Bank of Canada	06/20/24	(106)
USD	77,235	CHF	70,000	BNP Paribas SA	06/20/24	(481)
USD	22,086	CHF	20,000	Citibank N.A.	06/20/24	(119)
USD	22,188	CHF	20,000	Deutsche Bank AG	06/20/24	(16)
USD	11,020	CHF	10,000	Goldman Sachs International	06/20/24	(82)
USD	11,039	CHF	10,000	Goldman Sachs International	06/20/24	(63)
USD	22,045	CHF	20,000	Goldman Sachs International	06/20/24	(159)
USD	22,064	CHF	20,000	Goldman Sachs International	06/20/24	(140)
USD	22,112	CHF	20,000	Goldman Sachs International	06/20/24	(93)
USD	33,058	CHF	30,000	Goldman Sachs International	06/20/24	(248)
USD	22,077	CHF	20,000	HSBC Bank PLC	06/20/24	(128)
USD	33,096	CHF	30,000	HSBC Bank PLC	06/20/24	(211)
USD	11,035	CHF	10,000	Morgan Stanley & Co. International PLC	06/20/24	(67)
USD	22,008	CHF	20,000	Morgan Stanley & Co. International PLC	06/20/24	(197)
USD	21,828	CHF	20,000	Royal Bank of Canada	06/20/24	(377)
USD	12,696	COP	50,000,000	Barclays Bank PLC	06/20/24	(211)
USD	23,092	COP	90,000,000	Barclays Bank PLC	06/20/24	(142)
USD	55,994	COP	220,000,000	Barclays Bank PLC	06/20/24	(799)
USD	28,145	COP	110,000,000	BNP Paribas SA	06/20/24	(251)
USD	7,661	COP	30,000,000	Goldman Sachs International	06/20/24	(84)
USD	10,089	COP	40,000,000	Goldman Sachs International	06/20/24	(237)
USD	10,168	COP	40,000,000	Goldman Sachs International	06/20/24	(158)
USD	7,617	COP	30,000,000	JPMorgan Chase Bank N.A.	06/20/24	(127)
USD	12,579	COP	50,000,000	Morgan Stanley & Co. International PLC	06/20/24	(329)
USD	8,585	CZK	200,000	Bank of America N.A.	06/20/24	(205)
USD	4,257	CZK	100,000	Barclays Bank PLC	06/20/24	(138)
USD	12,820	CZK	300,000	Barclays Bank PLC	06/20/24	(366)
USD	21,512	CZK	500,000	Barclays Bank PLC	06/20/24	(464)
USD	21,269	CZK	500,000	BNP Paribas SA	06/20/24	(708)
USD	17,271	CZK	400,000	Deutsche Bank AG	06/20/24	(309)
USD	21,615	CZK	500,000	Deutsche Bank AG	06/20/24	(361)
USD	25,953	CZK	600,000	Deutsche Bank AG	06/20/24	(419)
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	164,115	CZK	3,800,000	Goldman Sachs International	06/20/24	$ (2,903)
USD	34,625	CZK	800,000	JPMorgan Chase Bank N.A.	06/20/24	(537)
USD	12,985	CZK	300,000	Nomura International PLC	06/20/24	(201)
USD	10,765	EUR	10,000	Bank of America N.A.	06/20/24	(93)
USD	32,114	EUR	30,000	Bank of America N.A.	06/20/24	(459)
USD	21,510	EUR	20,000	Barclays Bank PLC	06/20/24	(206)
USD	21,635	EUR	20,000	Barclays Bank PLC	06/20/24	(81)
USD	65,140	EUR	60,000	Barclays Bank PLC	06/20/24	(7)
USD	74,513	EUR	70,000	Barclays Bank PLC	06/20/24	(1,492)
USD	53,697	EUR	50,000	BNP Paribas SA	06/20/24	(592)
USD	43,050	EUR	40,000	Citibank N.A.	06/20/24	(381)
USD	42,737	EUR	40,000	HSBC Bank PLC	06/20/24	(695)
USD	21,444	EUR	20,000	Societe Generale	06/20/24	(272)
USD	32,210	EUR	30,000	Societe Generale	06/20/24	(363)
USD	12,358	GBP	10,000	Barclays Bank PLC	06/20/24	(386)
USD	12,442	GBP	10,000	Barclays Bank PLC	06/20/24	(302)
USD	12,549	GBP	10,000	Barclays Bank PLC	06/20/24	(194)
USD	12,599	GBP	10,000	Citibank N.A.	06/20/24	(145)
USD	12,662	GBP	10,000	Citibank N.A.	06/20/24	(81)
USD	37,870	GBP	30,000	Citibank N.A.	06/20/24	(360)
USD	38,111	GBP	30,000	Citibank N.A.	06/20/24	(120)
USD	12,365	GBP	10,000	Deutsche Bank AG	06/20/24	(378)
USD	12,590	GBP	10,000	Deutsche Bank AG	06/20/24	(154)
USD	12,699	GBP	10,000	Deutsche Bank AG	06/20/24	(45)
USD	25,147	GBP	20,000	Deutsche Bank AG	06/20/24	(340)
USD	25,331	GBP	20,000	Goldman Sachs International	06/20/24	(156)
USD	25,171	GBP	20,000	HSBC Bank PLC	06/20/24	(316)
USD	12,723	GBP	10,000	JPMorgan Chase Bank N.A.	06/20/24	(20)
USD	74,102	GBP	60,000	JPMorgan Chase Bank N.A.	06/20/24	(2,360)
USD	25,046	GBP	20,000	Morgan Stanley & Co. International PLC	06/20/24	(441)
USD	37,590	GBP	30,000	Morgan Stanley & Co. International PLC	06/20/24	(640)
USD	50,112	GBP	40,000	Morgan Stanley & Co. International PLC	06/20/24	(862)
USD	50,974	GBP	40,000	Morgan Stanley & Co. International PLC	06/20/24	—
USD	126,770	GBP	100,000	Morgan Stanley & Co. International PLC	06/20/24	(665)
USD	5,477	HUF	2,000,000	Barclays Bank PLC	06/20/24	(89)
USD	22,045	HUF	8,000,000	BNP Paribas SA	06/20/24	(217)
USD	24,517	HUF	9,000,000	BNP Paribas SA	06/20/24	(528)
USD	27,421	HUF	10,000,000	Citibank N.A.	06/20/24	(406)
USD	13,518	HUF	5,000,000	Deutsche Bank AG	06/20/24	(396)
USD	18,801	HUF	7,000,000	Deutsche Bank AG	06/20/24	(678)
USD	35,735	HUF	13,000,000	Goldman Sachs International	06/20/24	(441)
USD	32,357	HUF	12,000,000	Morgan Stanley & Co. International PLC	06/20/24	(1,035)
USD	13,493	HUF	5,000,000	Societe Generale	06/20/24	(420)
USD	16,338	HUF	6,000,000	Societe Generale	06/20/24	(358)
USD	22,192	HUF	8,000,000	Societe Generale	06/20/24	(69)
USD	5,521	IDR	89,821,594	Deutsche Bank AG	06/20/24	—
USD	10,445	IDR	170,000,000	Deutsche Bank AG	06/20/24	(5)
USD	20,253	IDR	330,000,000	Deutsche Bank AG	06/20/24	(31)
USD	32,221	INR	2,700,000	BNP Paribas SA	06/20/24	(125)
USD	10,773	INR	900,000	Goldman Sachs International	06/20/24	(10)
USD	15,532	INR	1,300,000	JPMorgan Chase Bank N.A.	06/20/24	(43)
USD	6,374	JPY	1,000,000	JPMorgan Chase Bank N.A.	06/20/24	—
USD	22,779	MXN	400,000	Barclays Bank PLC	06/20/24	(737)
USD	17,561	MXN	300,000	BNP Paribas SA	06/20/24	(77)
USD	29,235	MXN	500,000	Citibank N.A.	06/20/24	(160)
USD	11,636	MXN	200,000	Deutsche Bank AG	06/20/24	(122)
USD	23,509	MXN	400,000	Deutsche Bank AG	06/20/24	(7)
USD	5,823	MXN	100,000	JPMorgan Chase Bank N.A.	06/20/24	(56)
USD	17,623	MXN	300,000	Morgan Stanley & Co. International PLC	06/20/24	(14)
USD	27,800	NOK	300,000	Barclays Bank PLC	06/20/24	(793)
USD	9,462	NOK	100,000	Deutsche Bank AG	06/20/24	(69)
USD	36,749	NOK	400,000	Deutsche Bank AG	06/20/24	(1,375)

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,144	NOK	100,000	Goldman Sachs International	06/20/24	$ (387)
USD	18,092	NOK	200,000	Morgan Stanley & Co. International PLC	06/20/24	(970)
USD	24,013	NZD	40,000	Barclays Bank PLC	06/20/24	(575)
USD	35,438	NZD	60,000	Barclays Bank PLC	06/20/24	(1,445)
USD	5,987	NZD	10,000	Citibank N.A.	06/20/24	(160)
USD	23,774	NZD	40,000	Deutsche Bank AG	06/20/24	(814)
USD	35,315	NZD	60,000	Deutsche Bank AG	06/20/24	(1,567)
USD	12,196	NZD	20,000	Goldman Sachs International	06/20/24	(98)
USD	17,723	NZD	30,000	Goldman Sachs International	06/20/24	(718)
USD	18,045	NZD	30,000	Goldman Sachs International	06/20/24	(396)
USD	18,192	NZD	30,000	Goldman Sachs International	06/20/24	(250)
USD	5,887	NZD	10,000	HSBC Bank PLC	06/20/24	(260)
USD	12,183	NZD	20,000	Morgan Stanley & Co. International PLC	06/20/24	(111)
USD	52,962	NZD	90,000	Morgan Stanley & Co. International PLC	06/20/24	(2,361)
USD	8,525	PHP	500,000	Barclays Bank PLC	06/20/24	(18)
USD	12,474	PLN	50,000	Bank of America N.A.	06/20/24	(216)
USD	12,277	PLN	50,000	Barclays Bank PLC	06/20/24	(413)
USD	12,419	PLN	50,000	Barclays Bank PLC	06/20/24	(271)
USD	25,257	PLN	100,000	Barclays Bank PLC	06/20/24	(123)
USD	12,357	PLN	50,000	Deutsche Bank AG	06/20/24	(333)
USD	12,521	PLN	50,000	Deutsche Bank AG	06/20/24	(169)
USD	12,627	PLN	50,000	Deutsche Bank AG	06/20/24	(62)
USD	12,263	PLN	50,000	Goldman Sachs International	06/20/24	(427)
USD	12,672	PLN	50,000	Morgan Stanley & Co. International PLC	06/20/24	(18)
USD	25,049	PLN	100,000	Societe Generale	06/20/24	(331)
USD	27,903	SEK	300,000	Barclays Bank PLC	06/20/24	(626)
USD	9,185	SEK	100,000	Deutsche Bank AG	06/20/24	(325)
USD	9,380	SEK	100,000	Deutsche Bank AG	06/20/24	(130)
USD	18,357	SEK	200,000	Deutsche Bank AG	06/20/24	(662)
USD	18,743	SEK	200,000	Deutsche Bank AG	06/20/24	(276)
USD	18,503	SEK	200,000	Goldman Sachs International	06/20/24	(516)
USD	18,617	SEK	200,000	Goldman Sachs International	06/20/24	(403)
USD	18,698	SEK	200,000	Goldman Sachs International	06/20/24	(321)
USD	46,547	SEK	500,000	Goldman Sachs International	06/20/24	(1,001)
USD	9,228	SEK	100,000	JPMorgan Chase Bank N.A.	06/20/24	(281)
USD	9,290	SEK	100,000	JPMorgan Chase Bank N.A.	06/20/24	(220)
USD	9,222	SEK	100,000	Morgan Stanley & Co. International PLC	06/20/24	(288)
USD	9,229	SEK	100,000	Morgan Stanley & Co. International PLC	06/20/24	(280)
USD	9,239	SEK	100,000	Morgan Stanley & Co. International PLC	06/20/24	(270)
USD	9,347	SEK	100,000	Morgan Stanley & Co. International PLC	06/20/24	(163)
USD	18,441	SEK	200,000	Morgan Stanley & Co. International PLC	06/20/24	(579)
USD	18,485	SEK	200,000	Morgan Stanley & Co. International PLC	06/20/24	(534)
USD	18,786	SEK	200,000	Morgan Stanley & Co. International PLC	06/20/24	(233)
USD	14,748	SGD	20,000	Goldman Sachs International	06/20/24	(65)
USD	7,365	SGD	10,000	JPMorgan Chase Bank N.A.	06/20/24	(41)
USD	7,402	SGD	10,000	JPMorgan Chase Bank N.A.	06/20/24	(5)
USD	7,365	SGD	10,000	Morgan Stanley & Co. International PLC	06/20/24	(41)
USD	5,420	THB	200,000	Barclays Bank PLC	06/20/24	(23)
USD	10,825	THB	400,000	Barclays Bank PLC	06/20/24	(61)
USD	18,957	THB	700,000	Barclays Bank PLC	06/20/24	(93)
USD	24,340	THB	900,000	Barclays Bank PLC	06/20/24	(153)
USD	27,062	THB	1,000,000	Barclays Bank PLC	06/20/24	(153)
USD	10,862	THB	400,000	Goldman Sachs International	06/20/24	(23)
USD	40,442	THB	1,500,000	Goldman Sachs International	06/20/24	(380)
USD	10,825	THB	400,000	Morgan Stanley & Co. International PLC	06/20/24	(61)
USD	13,576	THB	500,000	Morgan Stanley & Co. International PLC	06/20/24	(31)
USD	15,610	ZAR	300,000	Barclays Bank PLC	06/20/24	(339)
USD	31,476	ZAR	600,000	Barclays Bank PLC	06/20/24	(423)
USD	20,881	ZAR	400,000	Citibank N.A.	06/20/24	(385)
USD	10,605	ZAR	200,000	Goldman Sachs International	06/20/24	(27)
USD	53,128	ZAR	1,000,000	JPMorgan Chase Bank N.A.	06/20/24	(36)
USD	15,882	ZAR	300,000	Morgan Stanley & Co. International PLC	06/20/24	(67)
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,628	ZAR	200,000	Nomura International PLC	06/20/24	$ (5)
ZAR	100,000	USD	5,464	Bank of America N.A.	06/20/24	(148)
ZAR	3,768	USD	201	Barclays Bank PLC	06/20/24	(1)
ZAR	200,000	USD	10,922	Barclays Bank PLC	06/20/24	(289)
ZAR	200,000	USD	10,838	Barclays Bank PLC	06/20/24	(205)
ZAR	200,000	USD	10,652	Citibank N.A.	06/20/24	(19)
ZAR	400,000	USD	21,576	Citibank N.A.	06/20/24	(311)
ZAR	100,000	USD	5,338	Deutsche Bank AG	06/20/24	(22)
ZAR	196,232	USD	10,472	Deutsche Bank AG	06/20/24	(40)
ZAR	200,000	USD	10,942	Deutsche Bank AG	06/20/24	(309)
ZAR	300,000	USD	16,299	Deutsche Bank AG	06/20/24	(350)
ZAR	500,000	USD	26,805	Deutsche Bank AG	06/20/24	(223)
ZAR	200,000	USD	10,825	Morgan Stanley & Co. International PLC	06/20/24	(192)
ZAR	200,000	USD	10,763	Morgan Stanley & Co. International PLC	06/20/24	(130)
ZAR	100,000	USD	5,420	Societe Generale	06/20/24	(104)
CLP	20,000,000	USD	21,990	Bank of America N.A.	06/21/24	(211)
CLP	11,000,000	USD	12,244	Barclays Bank PLC	06/21/24	(266)
CLP	8,000,000	USD	8,851	Citibank N.A.	06/21/24	(140)
CLP	10,000,000	USD	10,927	Goldman Sachs International	06/21/24	(38)
CLP	40,000,000	USD	44,578	JPMorgan Chase Bank N.A.	06/21/24	(1,020)
USD	7,379	CLP	7,000,000	Bank of America N.A.	06/21/24	(243)
USD	10,774	CLP	10,000,000	Bank of America N.A.	06/21/24	(116)
USD	10,243	CLP	10,000,000	Citibank N.A.	06/21/24	(647)
USD	11,452	CLP	11,000,000	Citibank N.A.	06/21/24	(527)
USD	5,105	CLP	5,000,000	Goldman Sachs International	06/21/24	(340)
USD	6,327	CLP	6,000,000	Goldman Sachs International	06/21/24	(207)
USD	10,474	CLP	10,000,000	Goldman Sachs International	06/21/24	(415)
USD	11,601	CLP	11,000,000	Goldman Sachs International	06/21/24	(377)
USD	12,818	CLP	12,000,000	Goldman Sachs International	06/21/24	(249)
USD	15,170	CLP	15,000,000	JPMorgan Chase Bank N.A.	06/21/24	(1,164)
						(143,066)
						$ (13,596)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.42.V1	1.00%	Quarterly	06/20/29	USD	380	$ (9,299)	$ (8,411)	$ (888)
iTraxx.EUR.41.V1	1.00	Quarterly	06/20/29	EUR	200	(5,218)	(4,791)	(427)
iTraxx.XO.41.V1	5.00	Quarterly	06/20/29	EUR	80	(8,333)	(7,500)	(833)
						$ (22,850)	$ (20,702)	$ (2,148)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B	USD	1,170	$ 91,461	$ 81,363	$ 10,098

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.24%	At Termination	05/15/34	EUR	40	$ (98)	$ (1)	$ (97)
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.26%	At Termination	05/15/34	EUR	50	(16)	149	(165)
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.27%	At Termination	05/15/34	EUR	50	30	(5)	35
UK RPI All Items NSA	At Termination	3.74%	At Termination	05/15/34	GBP	40	(133)	1	(134)
UK RPI All Items NSA	At Termination	3.76%	At Termination	05/15/34	GBP	30	(56)	22	(78)
US CPI for All Urban Consumers NSA	At Termination	2.57%	At Termination	05/16/34	USD	60	(224)	1	(225)
US CPI for All Urban Consumers NSA	At Termination	2.57%	At Termination	05/17/34	USD	90	(358)	92	(450)
US CPI for All Urban Consumers NSA	At Termination	2.56%	At Termination	05/20/34	USD	60	(292)	16	(308)
US CPI for All Urban Consumers NSA	At Termination	2.55%	At Termination	05/29/34	USD	20	(102)	(15)	(87)
US CPI for All Urban Consumers NSA	At Termination	2.56%	At Termination	05/30/34	USD	60	(220)	(138)	(82)
US CPI for All Urban Consumers NSA	At Termination	2.62%	At Termination	06/04/34	USD	50	46	1	45
							$ (1,423)	$ 123	$ (1,546)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 3.75%	Semi-Annual	3.38%	Annual	06/19/24 (a)	06/19/26	EUR	2,602	$ (580)	$ 53	$ (633)
4.35%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/26	GBP	1,030	8,655	1,269	7,386
4.67%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/26	GBP	480	338	3	335
1-Day SOFR, 5.34%	Annual	4.30%	Annual	06/20/24 (a)	06/20/26	USD	1,123	(9,411)	(664)	(8,747)
1-Day SOFR, 5.34%	Annual	4.68%	Annual	06/20/24 (a)	06/20/26	USD	2,240	(2,465)	(3,808)	1,343
1-Day SOFR, 5.34%	Annual	4.79%	Annual	06/20/24 (a)	06/20/26	USD	480	432	2	430
2.82%	Annual	6-mo. EURIBOR, 3.75%	Semi-Annual	06/19/24 (a)	06/19/27	EUR	70	821	335	486
2.83%	Annual	6-mo. EURIBOR, 3.75%	Semi-Annual	06/19/24 (a)	06/19/27	EUR	480	5,517	3	5,514
2.89%	Annual	6-mo. EURIBOR, 3.75%	Semi-Annual	06/19/24 (a)	06/19/27	EUR	140	1,348	1	1,347
2.98%	Annual	6-mo. EURIBOR, 3.75%	Semi-Annual	06/19/24 (a)	06/19/27	EUR	555	3,835	23	3,812
3.75%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	06/19/24 (a)	06/19/27	CAD	100	246	27	219
1-Day CORRA, 5.00%	Semi-Annual	3.75%	Semi-Annual	06/19/24 (a)	06/19/27	CAD	1,260	(3,176)	(353)	(2,823)
3.88%	Quarterly	3-mo. BBSW, 4.35%	Quarterly	06/19/24 (a)	06/19/27	AUD	470	2,723	2	2,721
3-mo. BBSW, 4.35%	Quarterly	4.02%	Quarterly	06/19/24 (a)	06/19/27	AUD	1,910	(6,053)	(90)	(5,963)
4.06%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/27	GBP	370	5,048	2,714	2,334
4.12%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/27	USD	160	1,615	1	1,614
4.15%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/27	USD	610	5,723	(159)	5,882
4.50%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/27	GBP	290	(421)	(490)	69
4.56%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/27	USD	935	(1,791)	(1,465)	(326)
3.00%	Annual	6-mo. EURIBOR, 3.75%	Semi-Annual	06/19/24 (a)	06/19/29	EUR	1,440	29	67	(38)
3.86%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/29	GBP	1,430	24,555	22,627	1,928
4.08%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/29	GBP	340	1,587	5	1,582
1-Day SONIA, 5.20%	Annual	4.09%	Annual	06/19/24 (a)	06/19/29	GBP	200	(880)	3	(883)
4.12%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/29	GBP	600	1,387	1,058	329
4.12%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/29	GBP	370	938	1,382	(444)
4.23%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/29	GBP	420	(1,446)	(63)	(1,383)
3.73%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	59	1,334	490	844
3.76%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	118	2,511	26	2,485
3.92%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	473	6,649	433	6,216
3.94%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	59	791	(163)	954
3.95%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	120	1,529	(87)	1,616
4.19%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	490	1,161	564	597
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.23%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	950	$ 554	$ 5,798	$ (5,244)
4.26%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	220	(157)	2	(159)
28-Day MXIBTIIE, 11.25%	Monthly	9.04%	Monthly	09/18/24 (a)	09/12/29	MXN	960	(578)	1	(579)
28-Day MXIBTIIE, 11.25%	Monthly	9.16%	Monthly	09/18/24 (a)	09/12/29	MXN	700	(222)	—	(222)
28-Day MXIBTIIE, 11.25%	Monthly	9.40%	Monthly	09/18/24 (a)	09/12/29	MXN	640	148	—	148
1-Day SSARON, 1.45%	Annual	1.04%	Annual	09/18/24 (a)	09/18/29	CHF	30	(348)	(11)	(337)
1-Day SSARON, 1.45%	Annual	1.11%	Annual	09/18/24 (a)	09/18/29	CHF	30	(232)	(4)	(228)
1-Day THOR, 2.48%	Quarterly	2.20%	Quarterly	09/18/24 (a)	09/18/29	THB	530	(240)	—	(240)
1-Day THOR, 2.48%	Quarterly	2.36%	Quarterly	09/18/24 (a)	09/18/29	THB	850	(215)	—	(215)
1-Day THOR, 2.48%	Quarterly	2.53%	Quarterly	09/18/24 (a)	09/18/29	THB	609	(19)	—	(19)
1-Day THOR, 2.48%	Quarterly	2.55%	Quarterly	09/18/24 (a)	09/18/29	THB	961	(9)	—	(9)
1-Day THOR, 2.48%	Quarterly	2.57%	Quarterly	09/18/24 (a)	09/18/29	THB	1,470	25	—	25
3-mo. STIBOR, 3.75%	Quarterly	2.63%	Annual	09/18/24 (a)	09/18/29	SEK	640	(575)	64	(639)
3-mo. STIBOR, 3.75%	Quarterly	2.66%	Annual	09/18/24 (a)	09/18/29	SEK	450	(340)	28	(368)
2.69%	Annual	6-mo. EURIBOR, 3.75%	Semi-Annual	09/18/24 (a)	09/18/29	EUR	40	496	17	479
2.79%	Annual	6-mo. EURIBOR, 3.75%	Semi-Annual	09/18/24 (a)	09/18/29	EUR	30	219	(41)	260
1-Day SORA, 3.52%	Semi-Annual	2.80%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	80	(847)	1	(848)
1-Day SORA, 3.52%	Semi-Annual	2.80%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	110	(1,163)	1	(1,164)
2.86%	Annual	6-mo. EURIBOR, 3.75%	Semi-Annual	09/18/24 (a)	09/18/29	EUR	30	111	(58)	169
2.89%	Annual	6-mo. EURIBOR, 3.75%	Semi-Annual	09/18/24 (a)	09/18/29	EUR	30	73	(32)	105
6-mo. PRIBOR, 4.94%	Semi-Annual	3.00%	Annual	09/18/24 (a)	09/18/29	CZK	1,620	(3,369)	1	(3,370)
1-Day SORA, 3.52%	Semi-Annual	3.17%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	40	69	—	69
1-Day SORA, 3.52%	Semi-Annual	3.25%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	90	408	1	407
1-Day SORA, 3.52%	Semi-Annual	3.27%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	60	306	—	306
1-Day CORRA, 5.00%	Semi-Annual	3.55%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	50	67	134	(67)
1-Day CORRA, 5.00%	Semi-Annual	3.60%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	50	148	(17)	165
6-mo. PRIBOR, 4.94%	Semi-Annual	3.60%	Annual	09/18/24 (a)	09/18/29	CZK	1,080	(952)	1	(953)
1-Day CORRA, 5.00%	Semi-Annual	3.62%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	40	136	12	124
1-Day CORRA, 5.00%	Semi-Annual	3.66%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	30	147	(14)	161
1-Day CORRA, 5.00%	Semi-Annual	3.66%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	50	237	7	230
1-Day CORRA, 5.00%	Semi-Annual	3.68%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	40	214	(15)	229
3.77%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	30	518	37	481
3.80%	Annual	6-mo. NIBOR, 4.83%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	990	983	(824)	1,807
3.85%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	20	257	77	180
3.88%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	20	217	—	217
3.93%	Annual	6-mo. NIBOR, 4.83%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	470	201	(75)	276
6-mo. PRIBOR, 4.94%	Semi-Annual	3.93%	Annual	09/18/24 (a)	09/18/29	CZK	1,000	(227)	—	(227)
6-mo. PRIBOR, 4.94%	Semi-Annual	3.94%	Annual	09/18/24 (a)	09/18/29	CZK	850	(186)	—	(186)
3.95%	Annual	6-mo. NIBOR, 4.83%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	780	258	(112)	370
3.96%	Annual	6-mo. NIBOR, 4.83%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	490	141	(27)	168
3.98%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	30	158	87	71
4.00%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	40	276	(1)	277
4.05%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	20	97	(34)	131
4.09%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	80	225	(35)	260
4.11%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	40	91	(41)	132
4.15%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	30	10	109	(99)
4.15%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	40	17	(16)	33
4.17%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	60	(27)	(61)	34
4.21%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	105	(254)	1	(255)
4.24%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	40	(138)	(28)	(110)
4.25%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	30	(120)	(90)	(30)
6-mo. BBSW, 4.60%	Semi-Annual	4.27%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	50	(132)	—	(132)
4.29%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	30	(174)	32	(206)
4.30%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	40	(254)	—	(254)
3-mo. BBR, 5.70%	Quarterly	4.31%	Semi-Annual	09/18/24 (a)	09/18/29	NZD	60	(374)	—	(374)
6-mo. BBSW, 4.60%	Semi-Annual	4.31%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	70	(103)	1	(104)
6-mo. WIBOR, 5.86%	Semi-Annual	4.81%	Annual	09/18/24 (a)	09/18/29	PLN	140	(457)	—	(457)
6-mo. WIBOR, 5.86%	Semi-Annual	5.16%	Annual	09/18/24 (a)	09/18/29	PLN	160	77	—	77
6-mo. WIBOR, 5.86%	Semi-Annual	5.22%	Annual	09/18/24 (a)	09/18/29	PLN	140	160	—	160
3-mo. JIBAR, 8.34%	Quarterly	8.56%	Quarterly	09/18/24 (a)	09/18/29	ZAR	710	(426)	—	(426)
3-mo. JIBAR, 8.34%	Quarterly	8.64%	Quarterly	09/18/24 (a)	09/18/29	ZAR	660	(286)	—	(286)

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. JIBAR, 8.34%	Quarterly	8.98%	Quarterly	09/18/24 (a)	09/18/29	ZAR	680	$ 200	$ —	$ 200
3-mo. JIBAR, 8.34%	Quarterly	9.04%	Quarterly	09/18/24 (a)	09/18/29	ZAR	450	183	—	183
3-mo. KRW CDC, 27,287.15%	Quarterly	3.39%	Quarterly	09/19/24 (a)	09/19/29	KRW	63,030	(135)	—	(135)
3-mo. KRW CDC, 27,287.15%	Quarterly	3.42%	Quarterly	09/19/24 (a)	09/19/29	KRW	38,160	(50)	—	(50)
3-mo. KRW CDC, 27,287.15%	Quarterly	3.51%	Quarterly	09/19/24 (a)	09/19/29	KRW	41,840	69	—	69
3.67%	Quarterly	3-mo. HIBOR, 4.73%	Quarterly	09/19/24 (a)	09/19/29	HKD	640	1,177	1	1,176
3.78%	Quarterly	3-mo. HIBOR, 4.73%	Quarterly	09/19/24 (a)	09/19/29	HKD	280	349	—	349
3.89%	Quarterly	3-mo. HIBOR, 4.73%	Quarterly	09/19/24 (a)	09/19/29	HKD	430	273	1	272
3.93%	Quarterly	3-mo. HIBOR, 4.73%	Quarterly	09/19/24 (a)	09/19/29	HKD	450	179	1	178
4.17%	Quarterly	3-mo. HIBOR, 4.73%	Quarterly	09/19/24 (a)	09/19/29	HKD	300	(280)	—	(280)
6-mo. EURIBOR, 3.75%	Semi-Annual	2.64%	Annual	06/19/24 (a)	06/19/34	EUR	1,680	(40,167)	(12,007)	(28,160)
6-mo. EURIBOR, 3.75%	Semi-Annual	2.80%	Annual	06/19/24 (a)	06/19/34	EUR	230	(2,048)	5	(2,053)
6-mo. EURIBOR, 3.75%	Semi-Annual	2.91%	Annual	06/19/24 (a)	06/19/34	EUR	190	249	189	60
1-Day SONIA, 5.20%	Annual	3.74%	Annual	06/19/24 (a)	06/19/34	GBP	1,020	(28,798)	2,655	(31,453)
1-Day SONIA, 5.20%	Annual	3.91%	Annual	06/19/24 (a)	06/19/34	GBP	180	(1,882)	5	(1,887)
1-Day SONIA, 5.20%	Annual	3.95%	Annual	06/19/24 (a)	06/19/34	GBP	200	(1,316)	(1,459)	143
1-Day SONIA, 5.20%	Annual	3.99%	Annual	06/19/24 (a)	06/19/34	GBP	340	(844)	(783)	(61)
1-Day SONIA, 5.20%	Annual	4.08%	Annual	06/19/24 (a)	06/19/34	GBP	230	1,400	140	1,260
1-Day SOFR, 5.34%	Annual	3.87%	Annual	06/20/24 (a)	06/20/34	USD	1,560	(30,427)	(1,353)	(29,074)
1-Day SOFR, 5.34%	Annual	4.06%	Annual	06/20/24 (a)	06/20/34	USD	270	(1,056)	(275)	(781)
1-Day SOFR, 5.34%	Annual	4.09%	Annual	06/20/24 (a)	06/20/34	USD	210	(316)	4	(320)
2.39%	Annual	6-mo. EURIBOR, 3.75%	Semi-Annual	06/19/24 (a)	06/19/54	EUR	690	30,953	1,468	29,485
2.50%	Annual	6-mo. EURIBOR, 3.75%	Semi-Annual	06/19/24 (a)	06/19/54	EUR	90	1,854	4	1,850
3.66%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/54	USD	700	26,371	(398)	26,769
3.84%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/54	USD	90	645	3	642
								$ 3,752	$ 16,823	$ (13,071)

(a)	Forward swap.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 123,621	$ (46,014)	$ 130,408	$ (137,075)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 24,465	$ —	$ 24,465
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	129,470	—	—	129,470
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	10,098	—	—	120,230	80	130,408
	$ —	$ 10,098	$ —	$ 129,470	$ 144,695	$ 80	$ 284,343
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 13,488	$ —	$ 13,488
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 143,066	$ —	$ —	$ 143,066
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	2,148	—	—	133,301	1,626	137,075
	$ —	$ 2,148	$ —	$ 143,066	$ 146,789	$ 1,626	$ 293,629

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (445,431)	$ —	$ (445,431)
Forward foreign currency exchange contracts	—	—	—	(25,711)	—	—	(25,711)
Swaps	—	(81,207)	—	—	109,743	14,399	42,935
	$ —	$ (81,207)	$ —	$ (25,711)	$ (335,688)	$ 14,399	$ (428,207)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (22,095)	$ —	$ (22,095)
Forward foreign currency exchange contracts	—	—	—	(11,839)	—	—	(11,839)
Swaps	—	30,852	—	—	3,094	(1,375)	32,571
	$ —	$ 30,852	$ —	$ (11,839)	$ (19,001)	$ (1,375)	$ (1,363)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$10,177,368
Average notional value of contracts — short	$2,126,378
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,794,308
Average amounts sold — in USD	$4,566,217
Credit default swaps:
Average notional value — buy protection	$1,358,053
Average notional value — sell protection	$859,275
Interest rate swaps:
Average notional value — pays fixed rate	$17,154,649
Average notional value — receives fixed rate	$16,971,064
Inflation swaps:
Average notional value — pays fixed rate	$273,705
Average notional value — receives fixed rate	$374,654
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 46,995	$ 5,941

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

	Assets	Liabilities
Forward foreign currency exchange contracts	$ 129,470	$ 143,066
Swaps — centrally cleared	761	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	177,226	149,007
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(47,756)	(5,941)
Total derivative assets and liabilities subject to an MNA	$ 129,470	$ 143,066
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Bank of America N.A.	$ 15,079	$ (2,813)	$ —	$ —	$ 12,266
Barclays Bank PLC	18,674	(18,674)	—	—	—
BNP Paribas SA	6,621	(4,876)	—	—	1,745
Citibank N.A.	12,332	(12,332)	—	—	—
Deutsche Bank AG	21,203	(21,203)	—	—	—
Goldman Sachs International	21,186	(16,078)	—	—	5,108
HSBC Bank PLC	6,044	(6,044)	—	—	—
JPMorgan Chase Bank N.A.	8,410	(8,410)	—	—	—
Morgan Stanley & Co. International PLC	16,957	(16,957)	—	—	—
Nomura International PLC	948	(206)	—	—	742
Societe Generale	2,016	(2,016)	—	—	—
	$ 129,470	$ (109,609)	$ —	$ —	$ 19,861

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(d)
Bank of America N.A.	$ 2,813	$ (2,813)	$ —	$ —	$ —
Barclays Bank PLC	27,898	(18,674)	—	—	9,224
BNP Paribas SA	4,876	(4,876)	—	—	—
Citibank N.A.	16,140	(12,332)	—	—	3,808
Deutsche Bank AG	27,671	(21,203)	—	—	6,468
Goldman Sachs International	16,078	(16,078)	—	—	—
HSBC Bank PLC	9,756	(6,044)	—	—	3,712
JPMorgan Chase Bank N.A.	8,778	(8,410)	—	—	368
Morgan Stanley & Co. International PLC	24,962	(16,957)	—	—	8,005
Nomura International PLC	206	(206)	—	—	—
Royal Bank of Canada	483	—	—	—	483
Societe Generale	3,405	(2,016)	—	—	1,389
	$ 143,066	$ (109,609)	$ —	$ —	$ 33,457

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,725,594	$ —	$ 2,725,594
Corporate Bonds	—	16,658,706	—	16,658,706
Foreign Agency Obligations	—	596,961	—	596,961
Municipal Bonds	—	260,151	—	260,151
Non-Agency Mortgage-Backed Securities	—	4,612,552	—	4,612,552
Preferred Securities
Capital Trust	—	10,303	—	10,303
U.S. Government Sponsored Agency Securities	—	13,934,176	—	13,934,176
U.S. Treasury Obligations	—	6,981,535	—	6,981,535
Short-Term Securities
Money Market Funds	175,466	—	—	175,466
U.S. Treasury Obligations	—	6,051,204	—	6,051,204
Liabilities
Investments
TBA Sale Commitments	—	(1,201,243)	—	(1,201,243)
	$175,466	$50,629,939	$—	$50,805,405
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 10,098	$ —	$ 10,098
Foreign Currency Exchange Contracts	—	129,470	—	129,470
Interest Rate Contracts	24,465	120,230	—	144,695
Other Contracts	—	80	—	80
Liabilities
Credit Contracts	—	(2,148)	—	(2,148)
Foreign Currency Exchange Contracts	—	(143,066)	—	(143,066)
Interest Rate Contracts	(13,488)	(133,301)	—	(146,789)
Other Contracts	—	(1,626)	—	(1,626)
	$10,977	$(20,263)	$—	$(9,286)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statement of Assets and Liabilities
May 31, 2024

BlackRock Sustainable Advantage CoreAlpha Bond Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 51,831,182
Investments, at value — affiliated(b)	175,466
Cash pledged:
Futures contracts	220,000
Centrally cleared swaps	225,000
Foreign currency, at value(c)	122,406
Receivables:
Investments sold	2,856
TBA sale commitments	1,201,243
Capital shares sold	104,700
Dividends — affiliated	7,475
Interest — unaffiliated	330,036
From the Manager	41,812
Variation margin on futures contracts	46,995
Variation margin on centrally cleared swaps	761
Unrealized appreciation on forward foreign currency exchange contracts	129,470
Prepaid expenses	21,823
Total assets	54,461,225
LIABILITIES
TBA sale commitments, at value(d)	1,201,243
Payables:
Investments purchased	4,349,614
Accounting services fees	6,464
Capital shares redeemed	188,719
Custodian fees	29,499
Income dividend distributions	13,755
Trustees’ and Officer’s fees	345
Other accrued expenses	20,679
Professional fees	83,330
Service and distribution fees	502
Transfer agent fees	2,587
Variation margin on futures contracts	5,941
Unrealized depreciation on forward foreign currency exchange contracts	143,066
Total liabilities	6,045,744
Commitments and contingent liabilities
NET ASSETS	$ 48,415,481
NET ASSETS CONSIST OF
Paid-in capital	$ 60,491,219
Accumulated loss	(12,075,738)
NET ASSETS	$ 48,415,481
(a) Investments, at cost—unaffiliated	$55,031,184
(b) Investments, at cost—affiliated	$175,466
(c) Foreign currency, at cost	$123,174
(d) Proceeds from TBA sale commitments	$1,201,243
Financial Statements

Statement of Assets and Liabilities  (continued)
May 31, 2024

BlackRock Sustainable Advantage CoreAlpha Bond Fund
NET ASSET VALUE
Institutional
Net assets	$ 39,853,339
Shares outstanding	4,714,574
Net asset value	$ 8.45
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 1,981,243
Shares outstanding	234,288
Net asset value	$ 8.46
Shares authorized	Unlimited
Par value	$0.001
Investor C
Net assets	$ 95,911
Shares outstanding	11,344
Net asset value	$ 8.45
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 6,484,988
Shares outstanding	766,880
Net asset value	$ 8.46
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statement of Operations
Year Ended May 31, 2024

BlackRock Sustainable Advantage CoreAlpha Bond Fund
INVESTMENT INCOME
Dividends — affiliated	$26,036
Interest — unaffiliated	1,754,974
Total investment income	1,781,010
EXPENSES
Professional	131,698
Investment advisory	98,226
Custodian	80,456
Registration	79,233
Transfer agent — class specific	40,464
Printing and postage	39,983
Administration	18,150
Accounting services	17,688
Administration — class specific	8,541
Service and distribution — class specific	5,845
Proxy	3,236
Trustees and Officer	1,704
Miscellaneous	38,684
Total expenses	563,908
Less:
Administration fees waived	(18,150)
Administration fees waived by the Manager — class specific	(8,541)
Fees waived and/or reimbursed by the Manager	(389,276)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(21,937)
Total expenses after fees waived and/or reimbursed	126,004
Net investment income	1,655,006
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,777,115)
Forward foreign currency exchange contracts	(25,711)
Foreign currency transactions	990
Futures contracts	(445,431)
Swaps	42,935
(2,204,332)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,165,783
Forward foreign currency exchange contracts	(11,839)
Foreign currency translations	2,119
Futures contracts	(22,095)
Swaps	32,571
1,166,539
Net realized and unrealized loss	(1,037,793)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$617,213
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

BlackRock Sustainable Advantage CoreAlpha Bond Fund
	Year Ended 05/31/24	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,655,006	$1,733,315
Net realized loss	(2,204,332)	(3,883,154)
Net change in unrealized appreciation (depreciation)	1,166,539	267,405
Net increase (decrease) in net assets resulting from operations	617,213	(1,882,434)
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income
Institutional	(1,431,950)	(999,958)
Investor A	(74,925)	(52,057)
Investor C	(3,073)	(1,114)
Class K	(237,167)	(77,130)
Return of capital
Institutional	(9,243)	(416,654)
Investor A	(512)	(26,830)
Investor C	(26)	(973)
Class K	(1,493)	(29,871)
Decrease in net assets resulting from distributions to shareholders	(1,758,389)	(1,604,587)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(5,455,793)	(8,021,575)
NET ASSETS
Total decrease in net assets	(6,596,969)	(11,508,596)
Beginning of year	55,012,450	66,521,046
End of year	$48,415,481	$55,012,450

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage CoreAlpha Bond Fund
	Institutional
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$8.64	$9.09	$10.28	$10.58	$9.85
Net investment income(a)	0.33	0.25	0.17	0.17	0.22
Net realized and unrealized gain (loss)	(0.17)	(0.46)	(1.14)	(0.17)	0.76
Net increase (decrease) from investment operations	0.16	(0.21)	(0.97)	—	0.98
Distributions(b)
From net investment income	(0.35)	(0.17)	(0.12)	(0.23)	(0.25)
From net realized gain	—	—	(0.06)	(0.07)	—
Return of capital	(0.00)(c)	(0.07)	(0.04)	—	—
Total distributions	(0.35)	(0.24)	(0.22)	(0.30)	(0.25)
Net asset value, end of year	$8.45	$8.64	$9.09	$10.28	$10.58
Total Return(d)
Based on net asset value	1.91%	(2.34)%	(9.62)%	(0.08)%	10.06%
Ratios to Average Net Assets(e)
Total expenses	1.32%	1.05%	0.95%	1.20%	1.54%
Total expenses after fees waived and/or reimbursed	0.29%	0.28%	0.29%	0.41%	0.40%
Net investment income	3.87%	2.88%	1.69%	1.62%	2.15%
Supplemental Data
Net assets, end of year (000)	$39,853	$48,037	$58,835	$54,288	$47,860
Portfolio turnover rate(f)	293%	376%	304%	503%	287%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Portfolio turnover rate (excluding MDRs)	166%	193%	173%	302%	177%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage CoreAlpha Bond Fund (continued)
	Investor A
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$8.65	$9.09	$10.28	$10.58	$9.86
Net investment income(a)	0.31	0.22	0.14	0.15	0.19
Net realized and unrealized gain (loss)	(0.17)	(0.45)	(1.14)	(0.18)	0.75
Net increase (decrease) from investment operations	0.14	(0.23)	(1.00)	(0.03)	0.94
Distributions(b)
From net investment income	(0.33)	(0.14)	(0.09)	(0.20)	(0.22)
From net realized gain	—	—	(0.06)	(0.07)	—
Return of capital	(0.00)(c)	(0.07)	(0.04)	—	—
Total distributions	(0.33)	(0.21)	(0.19)	(0.27)	(0.22)
Net asset value, end of year	$8.46	$8.65	$9.09	$10.28	$10.58
Total Return(d)
Based on net asset value	1.66%	(2.48)%	(9.85)%	(0.32)%	9.66%
Ratios to Average Net Assets(e)
Total expenses	1.60%	1.34%	1.28%	1.54%	1.97%
Total expenses after fees waived and/or reimbursed	0.54%	0.53%	0.54%	0.66%	0.66%
Net investment income	3.65%	2.54%	1.43%	1.40%	1.89%
Supplemental Data
Net assets, end of year (000)	$1,981	$1,974	$5,156	$6,049	$1,807
Portfolio turnover rate(f)	293%	376%	304%	503%	287%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Portfolio turnover rate (excluding MDRs)	166%	193%	173%	302%	177%
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage CoreAlpha Bond Fund (continued)
	Investor C
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$8.64	$9.09	$10.28	$10.58	$9.85
Net investment income(a)	0.24	0.16	0.07	0.07	0.12
Net realized and unrealized gain (loss)	(0.17)	(0.46)	(1.14)	(0.18)	0.75
Net increase (decrease) from investment operations	0.07	(0.30)	(1.07)	(0.11)	0.87
Distributions(b)
From net investment income	(0.26)	(0.08)	(0.02)	(0.12)	(0.14)
From net realized gain	—	—	(0.06)	(0.07)	—
Return of capital	(0.00)(c)	(0.07)	(0.04)	—	—
Total distributions	(0.26)	(0.15)	(0.12)	(0.19)	(0.14)
Net asset value, end of year	$8.45	$8.64	$9.09	$10.28	$10.58
Total Return(d)
Based on net asset value	0.90%	(3.32)%	(10.53)%	(1.07)%	8.96%
Ratios to Average Net Assets(e)
Total expenses	2.57%	2.42%	2.29%	2.40%	2.66%
Total expenses after fees waived and/or reimbursed	1.29%	1.28%	1.29%	1.41%	1.41%
Net investment income	2.87%	1.89%	0.69%	0.62%	1.15%
Supplemental Data
Net assets, end of year (000)	$96	$141	$136	$134	$124
Portfolio turnover rate(f)	293%	376%	304%	503%	287%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Portfolio turnover rate (excluding MDRs)	166%	193%	173%	302%	177%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage CoreAlpha Bond Fund (continued)
	Class K
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$8.65	$9.09	$10.28	$10.58	$9.85
Net investment income(a)	0.34	0.26	0.17	0.18	0.24
Net realized and unrealized gain (loss)	(0.18)	(0.46)	(1.14)	(0.18)	0.74
Net increase (decrease) from investment operations	0.16	(0.20)	(0.97)	—	0.98
Distributions(b)
From net investment income	(0.35)	(0.17)	(0.12)	(0.23)	(0.25)
From net realized gain	—	—	(0.06)	(0.07)	—
Return of capital	(0.00)(c)	(0.07)	(0.04)	—	—
Total distributions	(0.35)	(0.24)	(0.22)	(0.30)	(0.25)
Net asset value, end of year	$8.46	$8.65	$9.09	$10.28	$10.58
Total Return(d)
Based on net asset value	1.96%	(2.18)%	(9.58)%	(0.02)%	10.10%
Ratios to Average Net Assets(e)
Total expenses	1.21%	1.03%	0.93%	1.17%	1.67%
Total expenses after fees waived and/or reimbursed	0.24%	0.23%	0.24%	0.36%	0.36%
Net investment income	3.99%	3.00%	1.75%	1.72%	2.38%
Supplemental Data
Net assets, end of year (000)	$6,485	$4,861	$2,394	$1,380	$130
Portfolio turnover rate(f)	293%	376%	304%	503%	287%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Portfolio turnover rate (excluding MDRs)	166%	193%	173%	302%	177%
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  BlackRock Sustainable Advantage CoreAlpha Bond Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are
Notes to Financial Statements

Notes to Financial Statements  (continued)

distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
Notes to Financial Statements

Notes to Financial Statements  (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
Notes to Financial Statements

Notes to Financial Statements  (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.23%
$1 billion — $3 billion	0.22
$3 billion — $5 billion	0.21
$5 billion — $10 billion	0.20
Greater than $10 billion	0.20
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended May 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Investor A	Investor C	Total
Service and distribution fees — class specific	$ 4,847	$ 998	$ 5,845
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended May 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees — class specific	$ 7,003	$ 388	$ 19	$ 1,131	$ 8,541
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended May 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Investor C	Class K	Total
Reimbursed amounts	$ 154	$ 72	$ 48	$ 39	$ 313
For the year ended May 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees — class specific	$ 36,888	$ 2,681	$ 361	$ 534	$ 40,464
Other Fees:  For the year ended May 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $76.
Expense Limitations, Waivers, Reimbursements, and Recoupments:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended May 31, 2024, the amount waived was $361.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended May 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.28%
Investor A	0.53
Investor C	1.28
Class K	0.23
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended May 31, 2024, amounts included in the Statement of Operations were as follows:
Fees waived and/or reimbursed by the Manager	$ 388,915

Administration fees waived	$ 18,150
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager- class specific and transfer agent fees waived and/or reimbursed by the Manager - class specific, respectively, in the Statement of Operations. For the year ended May 31, 2024, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees waived by the Manager — class specific	$ 7,003	$ 388	$ 19	$ 1,131	$ 8,541

	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 19,382	$ 1,713	$ 310	$ 532	$ 21,937
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
Notes to Financial Statements

Notes to Financial Statements  (continued)

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective August 23, 2023, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses was terminated.
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on August 23, 2023:
Expired
Fund Name/Fund Level/Share Class	08/23/23
BlackRock Sustainable Advantage CoreAlpha Bond Fund
Fund Level	$ 867,148
Institutional	47,258
Investor A	12,658
Investor C	1,011
Class K	2,290
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended May 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7.
 PURCHASES AND SALES
For the year ended May 31, 2024, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
BlackRock Sustainable Advantage CoreAlpha Bond Fund	$ 110,369,159	$ 115,693,389	$ 15,819,421	$ 18,420,514
For the year ended May 31, 2024, purchases and sales related to mortgage dollar rolls were $54,850,172 and $54,845,248, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of May 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 05/31/24	Year Ended 05/31/23
BlackRock Sustainable Advantage CoreAlpha Bond Fund
Ordinary income	$ 1,747,115	$ 1,130,259
Return of capital	11,274	474,328
	$ 1,758,389	$ 1,604,587

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

As of May 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
BlackRock Sustainable Advantage CoreAlpha Bond Fund	$ (8,815,144)	$ (3,219,637)	$ (40,957)	$ (12,075,738)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, accounting for swap agreements and amortization methods for premiums on fixed income securities.

(c)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of May 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Sustainable Advantage CoreAlpha Bond Fund	$ 55,210,541	$ 443,882	$ (3,662,754)	$ (3,218,872)
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended May 31, 2024, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Notes to Financial Statements

Notes to Financial Statements  (continued)

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/24		Year Ended 05/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Sustainable Advantage CoreAlpha Bond Fund
Institutional
Shares sold	2,064,502	$ 17,449,035	1,907,806	$ 16,681,544
Shares issued in reinvestment of distributions	164,600	1,395,120	123,490	1,071,939
Shares redeemed	(3,073,347)	(26,096,219)	(2,946,281)	(25,431,104)
	(844,245)	$ (7,252,064)	(914,985)	$ (7,677,621)
Investor A
Shares sold and automatic conversion of shares	78,273	$ 663,240	55,205	$ 476,810
Shares issued in reinvestment of distributions	8,834	74,910	8,992	78,186
Shares redeemed	(81,113)	(682,040)	(403,149)	(3,526,436)
	5,994	$ 56,110	(338,952)	$ (2,971,440)
Investor C
Shares sold	426	$ 3,584	4,227	$ 37,032
Shares issued in reinvestment of distributions	349	2,961	155	1,343
Shares redeemed and automatic conversion of shares	(5,704)	(48,790)	(3,068)	(26,534)
	(4,929)	$ (42,245)	1,314	$ 11,841

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 05/31/24		Year Ended 05/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
BlackRock Sustainable Advantage CoreAlpha Bond Fund (continued)
Class K
Shares sold	550,417	$ 4,694,662	410,345	$ 3,593,197
Shares issued in reinvestment of distributions	27,645	234,571	12,258	106,471
Shares redeemed	(373,450)	(3,146,827)	(123,666)	(1,084,023)
	204,612	$ 1,782,406	298,937	$ 2,615,645
	(638,568)	$ (5,455,793)	(953,686)	$ (8,021,575)
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s  financial statements was completed through the date the financial statements were issued and the following item was noted:
On June 7, 2024, the Board approved a proposal to liquidate the Fund. Accordingly, effective on August 6, 2024, the Fund will no longer accept purchase orders and the Fund will be terminated on or about August 13, 2024.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Sustainable Advantage CoreAlpha Bond Fund and the Board of Trustees of BlackRock Funds IV:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Sustainable Advantage CoreAlpha Bond Fund of BlackRock Funds IV (the “Fund”), including the schedule of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
July 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

2024 BlackRock Annual Financial Statements

Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the for the fiscal year ended May 31, 2024:
Fund Name	Federal Obligation Interest
BlackRock Sustainable Advantage CoreAlpha Bond Fund	$ 301,194
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2024:
Fund Name	Interest Dividends
BlackRock Sustainable Advantage CoreAlpha Bond Fund	$ 1,662,719
The Fund hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2024:
Fund Name	Interest- Related Dividends
BlackRock Sustainable Advantage CoreAlpha Bond Fund	$ 1,500,592
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2024 BlackRock Annual Financial Statements

Additional Information (continued)

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
BAB	Build America Bond
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDC	Certificate of Deposit Rate
CMT	Constant Maturity Treasury
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate

2024 BlackRock Annual Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds IV

Date: July 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds IV

Date: July 24, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: July 24, 2024